Schedule of Investments (unaudited) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$3,171	$3,287,579
3.75%, 02/15/23	5,355	5,616,822
4.00%, 03/15/22	1,356	1,413,244
4.20%, 04/15/24(a)	5,330	5,642,187
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22(a)	13,474	14,168,888
3.65%, 11/01/24 (Call 08/01/24)	1,691	1,831,176
WPP Finance 2010
3.63%, 09/07/22	1,196	1,246,755
3.75%, 09/19/24	7,185	7,649,816

		40,856,467

Aerospace & Defense — 0.9%
Airbus Finance BV, 2.70%, 04/17/23(b)	9,848	10,112,836
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	608	657,204
BAE Systems PLC, 4.75%, 10/11/21(b)	783	816,681
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,967	1,891,645
2.13%, 03/01/22 (Call 02/01/22)	2,014	1,999,715
2.20%, 10/30/22 (Call 08/30/22)(a)	2,114	2,073,897
2.30%, 08/01/21	4,825	4,832,695
2.35%, 10/30/21	2,263	2,267,678
2.50%, 03/01/25 (Call 12/01/24)(a)	745	709,398
2.70%, 05/01/22	3,110	3,127,434
2.80%, 03/01/23 (Call 02/01/23)	1,103	1,089,260
2.80%, 03/01/24 (Call 02/01/24)	9,085	8,924,676
2.85%, 10/30/24 (Call 07/30/24)(a)	2,991	2,907,858
4.51%, 05/01/23 (Call 04/01/23)	252	260,872
4.88%, 05/01/25 (Call 04/01/25)	296	314,237
7.95%, 08/15/24(a)	1,412	1,621,533
8.75%, 08/15/21(a)	348	376,333
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	1,181	1,227,321
2.25%, 11/15/22 (Call 08/15/22)(a)	3,389	3,511,655
2.38%, 11/15/24 (Call 09/15/24)	6,840	7,261,462
3.25%, 04/01/25 (Call 03/01/25)	5,918	6,546,864
3.38%, 05/15/23 (Call 04/15/23)	4,286	4,612,042
3.50%, 05/15/25 (Call 03/15/25)	3,969	4,422,384
3.88%, 07/15/21 (Call 04/15/21)	409	421,489
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	1,754	1,908,518
3.85%, 06/15/23 (Call 05/15/23)	7,881	8,378,867
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	170	186,113
3.10%, 01/15/23 (Call 11/15/22)	2,968	3,171,160
3.35%, 09/15/21	7,804	8,106,229
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)(a)	14,708	15,394,301
2.93%, 01/15/25 (Call 11/15/24)	7,358	7,972,573
3.25%, 08/01/23(a)	10,699	11,566,849
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	9,184	9,529,320
3.15%, 12/15/24 (Call 09/15/24)	75	80,909
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	12,735	13,085,682
3.10%, 11/15/21 (Call 08/15/21)	250	255,577
3.20%, 03/15/24 (Call 01/15/24)(a)	1,505	1,597,472

Security	Par (000)	Value

Aerospace & Defense (continued)
3.70%, 12/15/23 (Call 09/15/23)(a)	$4,691	$5,037,310

		158,258,049

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	208	215,772
2.85%, 08/09/22	11,441	11,876,571
2.95%, 05/02/23	881	926,535
3.49%, 02/14/22(a)	8,237	8,570,964
3.80%, 02/14/24 (Call 01/14/24)(a)	7,296	7,909,461
4.00%, 01/31/24	8,297	9,040,409
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (Call 02/27/25)	931	1,003,293
3.38%, 03/15/22 (Call 02/15/22)	8,052	8,428,291
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	22,060	22,729,682
2.79%, 09/06/24 (Call 08/06/24)(a)	2,532	2,635,259
3.22%, 08/15/24 (Call 06/15/24)(a)	12,644	13,292,776
BAT International Finance PLC
3.25%, 06/07/22(a)(b)	3,319	3,441,952
3.50%, 06/15/22(b)	1,545	1,605,374
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	6,626	6,772,726
4.35%, 03/15/24 (Call 02/15/24)(a)	5,691	6,124,106
Cargill Inc.
1.38%, 07/23/23(b)	6,943	7,057,625
3.25%, 11/15/21(a)(b)	1,240	1,284,531
3.30%, 03/01/22 (Call 12/01/21)(a)(b)	848	883,815
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	5,755	5,825,625
3.50%, 02/11/23 (Call 11/11/22)(b)	13,815	14,094,687
3.75%, 07/21/22 (Call 05/21/22)(b)	4,851	4,968,712
Philip Morris International Inc.
1.13%, 05/01/23	230	232,755
1.50%, 05/01/25 (Call 04/01/25)	255	259,899
2.13%, 05/10/23 (Call 03/10/23)(a)	4,572	4,722,937
2.38%, 08/17/22 (Call 07/17/22)	6,301	6,533,983
2.50%, 08/22/22	5,380	5,590,465
2.50%, 11/02/22 (Call 10/02/22)(a)	5,717	5,956,476
2.63%, 02/18/22 (Call 01/18/22)	2,353	2,425,312
2.63%, 03/06/23(a)	2,677	2,801,991
2.88%, 05/01/24 (Call 04/01/24)(a)	12,766	13,644,678
2.90%, 11/15/21	5,459	5,628,082
3.25%, 11/10/24(a)	4,467	4,908,426
3.60%, 11/15/23(a)	186	203,065
Reynolds American Inc.
4.00%, 06/12/22	6,872	7,216,616
4.85%, 09/15/23(a)	1,872	2,066,539

		200,879,390

Airlines — 0.1%
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	920	926,145
4.75%, 05/04/23	4,635	4,703,127
5.25%, 05/04/25 (Call 04/04/25)	3,230	3,282,812

		8,912,084

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	1,653	1,745,301
2.40%, 03/27/25 (Call 02/27/25)	5,371	5,760,498

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)(a)	$7,378	$6,929,639
4.25%, 04/01/25 (Call 01/01/25)	465	411,383
VF Corp.
2.05%, 04/23/22	516	527,026
2.40%, 04/23/25 (Call 03/23/25)	5,500	5,717,649

		21,091,496

Auto Manufacturers — 3.8%
American Honda Finance Corp.
1.65%, 07/12/21	1,681	1,693,417
1.70%, 09/09/21(a)	4,586	4,626,056
1.95%, 05/20/22	4,245	4,312,545
1.95%, 05/10/23	4,327	4,397,035
2.05%, 01/10/23(a)	3,831	3,901,637
2.15%, 09/10/24(a)	3,726	3,800,447
2.20%, 06/27/22	3,596	3,643,914
2.40%, 06/27/24(a)	8,405	8,663,948
2.60%, 11/16/22(a)	2,430	2,505,562
2.90%, 02/16/24(a)	5,531	5,784,859
3.38%, 12/10/21(a)	12,976	13,378,149
3.45%, 07/14/23(a)	1,709	1,807,713
3.55%, 01/12/24(a)	8,593	9,159,791
3.63%, 10/10/23(a)	8,867	9,470,280
3.80%, 09/20/21(b)	1,350	1,392,898
BMW Finance NV
2.25%, 08/12/22(a)(b)	2,950	2,982,314
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	4,045	4,097,099
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	70	70,288
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	236	237,526
2.70%, 04/06/22 (Call 03/06/22)(a)(b)	3,334	3,393,853
2.95%, 04/14/22(a)(b)	13,609	13,862,812
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	5,644	5,900,008
3.40%, 08/13/21(a)(b)	8,720	8,909,010
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	9,757	10,193,131
3.80%, 04/06/23(b)	440	461,772
3.90%, 04/09/25 (Call 03/09/25)(b)	12,238	13,223,502
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	2,118	2,302,486
Daimler Finance North America LLC
1.75%, 03/10/23(b)	950	935,864
2.00%, 07/06/21(b)	1,578	1,571,069
2.13%, 03/10/25(b)	10,971	10,589,565
2.20%, 10/30/21(b)	3,135	3,142,044
2.55%, 08/15/22(b)	10,061	10,121,097
2.70%, 06/14/24(a)(b)	4,510	4,514,703
2.85%, 01/06/22(a)(b)	2,853	2,872,711
3.35%, 02/22/23(b)	4,910	5,020,881
3.40%, 02/22/22(a)(b)	10,469	10,630,147
3.65%, 02/22/24(a)(b)	3,675	3,820,620
3.70%, 05/04/23(a)(b)	7,645	7,883,884
3.75%, 11/05/21(a)(b)	7,603	7,769,885
3.88%, 09/15/21(a)(b)	1,391	1,418,376
General Motors Co.
4.00%, 04/01/25(a)	1,446	1,461,682
4.88%, 10/02/23	2,958	3,060,847
5.40%, 10/02/23	1,828	1,926,541
6.13%, 10/01/25 (Call 09/01/25)	1,110	1,211,177
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)(a)	2,500	2,412,673
3.15%, 06/30/22 (Call 05/30/22)	15,703	15,657,085

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 07/06/21 (Call 06/06/21)	$13,149	$13,152,093
3.25%, 01/05/23 (Call 12/05/22)	8,214	8,169,061
3.45%, 01/14/22 (Call 12/14/21)	6,571	6,565,858
3.45%, 04/10/22 (Call 02/10/22)	3,341	3,346,304
3.50%, 11/07/24 (Call 09/07/24)	3,602	3,510,973
3.55%, 07/08/22	6,943	6,875,768
3.70%, 05/09/23 (Call 03/09/23)(a)	13,244	13,208,576
3.95%, 04/13/24 (Call 02/13/24)	11,570	11,586,297
4.00%, 01/15/25 (Call 10/15/24)	2,115	2,131,158
4.15%, 06/19/23 (Call 05/19/23)(a)	7,441	7,556,136
4.20%, 11/06/21	9,575	9,715,121
4.25%, 05/15/23(a)	1,820	1,830,367
4.35%, 04/09/25 (Call 02/09/25)	4,388	4,465,393
4.38%, 09/25/21	4,400	4,424,943
5.10%, 01/17/24 (Call 12/17/23)(a)	9,266	9,646,617
5.20%, 03/20/23	14,579	15,183,071
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	1,413	1,401,724
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	7,034	7,071,017
4.05%, 02/04/22(a)(b)	6,710	6,808,526
Hyundai Capital America
2.38%, 02/10/23(b)	5,882	5,807,726
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	5,621	5,296,871
2.85%, 11/01/22(b)	4,683	4,680,353
3.00%, 06/20/22(b)	2,560	2,574,642
3.10%, 04/05/22(a)(b)	1,902	1,913,123
3.25%, 09/20/22(b)	635	632,060
3.40%, 06/20/24(b)	1,738	1,705,184
3.75%, 07/08/21(b)	2,717	2,740,538
3.95%, 02/01/22(b)	11,015	11,194,064
4.13%, 06/08/23(a)(b)	12,620	12,888,510
4.30%, 02/01/24(a)(b)	1,690	1,728,482
5.88%, 04/07/25 (Call 03/07/25)(b)	450	491,166
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	2,550	2,578,481
3.00%, 08/29/22(b)	1,001	996,904
3.75%, 03/05/23(b)	2,730	2,816,284
Kia Motors Corp., 3.00%, 04/25/23(b)	510	512,812
Nissan Motor Acceptance Corp.
1.90%, 09/14/21(b)	1,050	997,252
2.60%, 09/28/22(b)	890	823,854
2.65%, 07/13/22(b)	1,534	1,428,683
2.80%, 01/13/22(b)	12,577	11,967,655
3.45%, 03/15/23(b)	1,575	1,450,922
3.65%, 09/21/21(a)(b)	6,606	6,424,883
3.88%, 09/21/23(a)(b)	6,270	5,901,596
PACCAR Financial Corp.
1.65%, 08/11/21	30	30,072
1.80%, 02/06/25	335	344,934
1.90%, 02/07/23	4,865	4,992,383
2.00%, 09/26/22	1,491	1,526,717
2.15%, 08/15/24(a)	4,565	4,750,876
2.30%, 08/10/22	822	841,003
2.65%, 05/10/22(a)	6,681	6,887,977
2.85%, 03/01/22	791	819,608
3.15%, 08/09/21	5,990	6,169,424
3.40%, 08/09/23	4,125	4,411,991
Toyota Motor Corp.
2.16%, 07/02/22(a)	6,222	6,378,669
2.36%, 07/02/24(a)	1,281	1,341,205

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.18%, 07/20/21(a)	$7,038	$7,229,126
3.42%, 07/20/23(a)	6,874	7,374,587
Toyota Motor Credit Corp.
1.15%, 05/26/22	425	426,819
1.35%, 08/25/23	150	151,386
1.80%, 10/07/21	1,691	1,711,062
1.80%, 02/13/25	5,610	5,739,437
2.00%, 10/07/24	6,067	6,300,862
2.15%, 09/08/22(a)	2,930	3,010,243
2.25%, 10/18/23	1,304	1,351,997
2.60%, 01/11/22	2,834	2,908,309
2.63%, 01/10/23(a)	3,171	3,294,474
2.65%, 04/12/22	12,013	12,420,417
2.70%, 01/11/23	5,081	5,288,653
2.80%, 07/13/22(a)	1,646	1,709,589
2.90%, 03/30/23	803	845,127
2.90%, 04/17/24	4,109	4,359,786
3.00%, 04/01/25	5,499	5,966,355
3.30%, 01/12/22(a)	7,806	8,099,588
3.35%, 01/08/24(a)	5,489	5,900,168
3.40%, 09/15/21(a)	3,677	3,796,953
3.40%, 04/14/25(a)	4,231	4,662,493
3.45%, 09/20/23(a)	4,792	5,171,790
Volkswagen Group of America Finance LLC
2.50%, 09/24/21(b)	600	603,064
2.70%, 09/26/22(a)(b)	4,971	5,025,179
2.85%, 09/26/24 (Call 08/26/24)(a)(b)	5,705	5,869,908
2.90%, 05/13/22(b)	5,200	5,289,901
3.13%, 05/12/23(b)	5,400	5,546,257
3.35%, 05/13/25(b)	2,135	2,223,823
4.00%, 11/12/21(a)(b)	6,870	7,080,350
4.25%, 11/13/23(a)(b)	9,329	9,990,268

		642,236,781

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)(a)	3,365	3,548,788
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	3,774	4,046,392
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(a)(b)	6,490	6,674,702
3.24%, 03/16/23 (Call 02/16/23)(b)	975	1,017,341

		15,287,223

Banks — 29.4%
ABN AMRO Bank NV, 3.40%, 08/27/21(a)(b)	10,705	11,059,336
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	4,800	4,996,800
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	7,640	7,951,080
4.75%, 10/12/23(b)	7,795	8,253,496
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	6,800	6,924,335
2.13%, 07/28/21(b)	950	965,240
3.40%, 03/19/24(b)	9,345	9,978,614
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	4,080	4,303,200
3.75%, 06/14/23(b)	9,979	10,700,850
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	15	15,508
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	2,166	2,209,843
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24(b)	950	1,018,062

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	$6,666	$6,890,785
2.30%, 06/01/21(a)	1,090	1,109,669
2.55%, 11/23/21	5,114	5,254,568
2.63%, 05/19/22(a)	2,691	2,790,273
2.63%, 11/09/22	10,996	11,475,208
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(b)	10,200	10,189,800
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	4,375	4,396,875
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	8,686	8,802,392
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	3,210	3,328,770
5.38%, 04/17/25(b)	7,650	8,212,275
Banco Santander SA
2.71%, 06/27/24(a)	11,185	11,569,447
2.75%, 05/28/25	4,600	4,684,860
3.13%, 02/23/23	16,410	16,893,909
3.50%, 04/11/22	5,730	5,919,526
3.85%, 04/12/23	6,445	6,776,859
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	8,250	7,971,563
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(c)	25	24,614
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,000	5,216,437
4.05%, 03/19/24(b)	4,540	4,979,041
Bank of America Corp.
1.49%, 05/19/24 (Call 05/19/23)(c)	500	508,000
2.02%, 02/13/26 (Call 02/13/25)(a)(c)	27,683	28,270,658
2.46%, 10/22/25 (Call 10/22/24)(a)(c)	16,626	17,297,768
2.50%, 10/21/22 (Call 10/21/21)(a)	9,782	10,007,628
2.82%, 07/21/23 (Call 07/21/22)(c)	6,247	6,460,047
2.88%, 04/24/23 (Call 04/24/22)(a)(c)	9,579	9,888,072
3.00%, 12/20/23 (Call 12/20/22)(c)	36,265	37,860,096
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	10,071	10,721,038
3.12%, 01/20/23 (Call 01/20/22)(c)	9,227	9,533,349
3.30%, 01/11/23(a)	20,253	21,435,396
3.37%, 01/23/26 (Call 01/23/25)(c)	11,552	12,444,823
3.46%, 03/15/25 (Call 03/15/24)(c)	16,139	17,341,732
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	24,762	26,293,398
3.86%, 07/23/24 (Call 07/23/23)(c)	19,670	21,277,447
4.00%, 04/01/24(a)	15,302	16,911,757
4.00%, 01/22/25(a)	8,596	9,388,889
4.10%, 07/24/23(a)	5,077	5,552,543
4.13%, 01/22/24(a)	8,741	9,626,634
4.20%, 08/26/24(a)	17,400	19,198,059
5.70%, 01/24/22(a)	8,433	9,103,471
Series L, 3.95%, 04/21/25(a)	10,699	11,711,423
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(a)(c)	3,567	3,707,672
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	14,384	15,178,014
Bank of China Ltd., 5.00%, 11/13/24(b)	19,317	21,239,110
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	2,395	2,466,286
Bank of Montreal
1.85%, 05/01/25	130	133,418
1.90%, 08/27/21	5,724	5,821,915
2.05%, 11/01/22	2,651	2,726,335

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 09/11/22	$7,419	$7,732,194
2.50%, 06/28/24(a)	11,333	11,909,976
2.55%, 11/06/22 (Call 10/06/22)	3,923	4,101,972
2.90%, 03/26/22(a)	20,820	21,614,609
4.34%, 10/05/28 (Call 10/05/23)(a)(c)	5,594	5,909,719
4.80%, (Call 08/25/24)(a)(c)(d)	357	349,612
Series E, 3.30%, 02/05/24	20,489	21,981,899
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,868	1,932,803
1.85%, 01/27/23 (Call 01/02/23)	2,542	2,619,532
1.95%, 08/23/22(a)	6,477	6,681,468
2.10%, 10/24/24(a)	8,869	9,271,280
2.20%, 08/16/23 (Call 06/16/23)(a)	5,069	5,279,214
2.60%, 02/07/22 (Call 01/07/22)	5,416	5,597,534
2.66%, 05/16/23 (Call 05/16/22)(a)(c)	6,076	6,292,190
2.95%, 01/29/23 (Call 12/29/22)(a)	4,936	5,224,693
3.25%, 09/11/24 (Call 08/11/24)(a)	1,251	1,363,026
3.40%, 05/15/24 (Call 04/15/24)(a)	2,647	2,887,334
3.45%, 08/11/23	654	715,985
3.50%, 04/28/23(a)	14,411	15,485,814
3.55%, 09/23/21 (Call 08/23/21)	12,681	13,198,422
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	4,139	4,568,067
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	3,343	3,635,957
Bank of New Zealand
2.00%, 02/21/25(b)	6,000	6,120,480
3.50%, 02/20/24(b)	6,930	7,387,369
Bank of Nova Scotia (The)
1.63%, 05/01/23	6,297	6,411,897
1.95%, 02/01/23	8,844	9,062,627
2.00%, 11/15/22(a)	9,864	10,136,056
2.20%, 02/03/25(a)	11,162	11,563,858
2.38%, 01/18/23	4,419	4,588,659
2.45%, 09/19/22(a)	2,333	2,429,273
2.70%, 03/07/22(a)	11,388	11,815,460
2.80%, 07/21/21(a)	2,555	2,622,677
3.40%, 02/11/24	10,313	11,088,278
4.65%, (Call 10/12/22)(a)(c)(d)	5,575	5,306,341
Banque Federative du Credit Mutuel SA
1.96%, 07/21/21(b)	970	982,376
2.13%, 11/21/22(b)	1,685	1,715,661
2.38%, 11/21/24(a)(b)	11,110	11,526,273
3.75%, 07/20/23(b)	6,790	7,303,925
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	6,385	6,465,425
10.18%, 06/12/21(b)	1,207	1,305,916
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(c)	10,000	10,237,639
3.20%, 08/10/21	11,111	11,330,921
3.65%, 03/16/25	9,890	10,481,719
3.68%, 01/10/23 (Call 01/10/22)(a)	3,940	4,073,817
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	13,552	14,410,808
4.34%, 05/16/24 (Call 05/16/23)(c)	18,560	19,794,788
4.38%, 09/11/24	2,085	2,197,736
4.61%, 02/15/23 (Call 02/15/22)(c)	13,739	14,380,643
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)(a)	6,075	6,012,119
2.88%, 06/29/22 (Call 05/29/22)	915	924,444
3.50%, 06/11/21 (Call 05/11/21)	8,990	9,115,826
3.88%, 04/10/25 (Call 03/10/25)(a)	935	956,054

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	$12,940	$13,285,010
2.95%, 05/23/22(a)(b)	1,497	1,537,347
3.25%, 03/03/23(a)	10,764	11,556,795
3.38%, 01/09/25(b)	22,275	23,639,385
3.50%, 03/01/23(a)(b)	6,260	6,584,468
3.80%, 01/10/24(b)	340	364,154
4.25%, 10/15/24	3,100	3,352,463
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	16,615	18,163,363
BNZ International Funding Ltd./London
2.10%, 09/14/21(b)	450	459,297
2.65%, 11/03/22(b)	700	724,052
2.90%, 02/21/22(b)	500	516,947
3.38%, 03/01/23(a)(b)	4,825	5,089,648
BPCE SA
2.38%, 01/14/25(b)	8,495	8,602,934
2.75%, 12/02/21	2,766	2,841,374
2.75%, 01/11/23(b)	7,631	7,864,444
3.00%, 05/22/22(b)	13,475	13,832,639
4.00%, 09/12/23(b)	2,500	2,662,664
4.00%, 04/15/24(a)	9,800	10,679,608
4.50%, 03/15/25(b)	4,236	4,562,572
4.63%, 07/11/24(a)(b)	1,480	1,576,469
5.15%, 07/21/24(b)	14,131	15,464,694
5.70%, 10/22/23(b)	1,176	1,290,193
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	6,591	6,759,256
2.55%, 06/16/22(a)	9,679	10,030,174
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	6,549	6,736,762
3.10%, 04/02/24(a)	7,667	8,131,662
3.50%, 09/13/23(a)	11,551	12,550,102
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	5,958	6,030,270
2.25%, 09/13/21 (Call 08/13/21)(a)	9,868	9,986,028
2.65%, 08/08/22 (Call 07/08/22)	5,772	5,915,910
2.95%, 07/23/21 (Call 06/23/21)	10,792	10,974,188
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	2,111	1,952,675
Citibank N.A.
3.40%, 07/23/21 (Call 06/23/21)	14,886	15,343,339
3.65%, 01/23/24 (Call 12/23/23)	26,205	28,587,516
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(c)	109	109,887
2.31%, 11/04/22 (Call 11/04/21)(c)	5,174	5,243,392
2.35%, 08/02/21	3,822	3,886,878
2.70%, 10/27/22 (Call 09/27/22)(a)	6,720	6,944,744
2.75%, 04/25/22 (Call 03/25/22)(a)	13,132	13,548,885
2.88%, 07/24/23 (Call 07/24/22)(c)	15,387	15,894,866
2.90%, 12/08/21 (Call 11/08/21)	9,205	9,456,816
3.11%, 04/08/26 (Call 04/08/25)(a)(c)	26,452	27,823,280
3.14%, 01/24/23 (Call 01/24/22)(c)	18,583	19,115,330
3.30%, 04/27/25(a)	4,883	5,321,562
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	13,454	14,337,118
3.50%, 05/15/23(a)	6,027	6,359,206
3.75%, 06/16/24(a)	2,115	2,300,962
3.88%, 10/25/23(a)	2,946	3,195,313
3.88%, 03/26/25(a)	4,531	4,878,524
4.00%, 08/05/24(a)	1,876	2,033,323
4.04%, 06/01/24 (Call 06/01/23)(c)	20,080	21,600,914
4.05%, 07/30/22(a)	12,580	13,295,144
4.50%, 01/14/22	14,621	15,448,022

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)(a)	$2,678	$2,744,947
3.25%, 02/14/22 (Call 01/14/22)(a)	7,350	7,575,493
3.70%, 03/29/23 (Call 02/28/23)	9,345	9,903,439
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,084	1,099,139
3.75%, 07/01/24	750	779,936
4.15%, 09/28/22(a)(b)	575	599,938
Comerica Bank, 2.50%, 07/23/24(a)	5,740	5,917,024
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	9,261	9,902,214
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	1,011	1,028,574
2.50%, 09/18/22(a)(b)	2,071	2,158,682
2.75%, 03/10/22(a)(b)	2,010	2,082,187
3.35%, 06/04/24(a)(b)	14,286	15,541,654
3.45%, 03/16/23(b)	6,987	7,485,902
Cooperatieve Rabobank UA
1.88%, 07/19/21(e)	60	60,781
2.63%, 07/22/24(a)(b)	11,010	11,432,725
3.88%, 02/08/22	12,655	13,329,173
3.88%, 09/26/23(a)(b)	6,500	7,049,352
3.95%, 11/09/22(a)	5,349	5,625,942
4.63%, 12/01/23	10,095	11,016,218
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	7,284	7,509,994
2.75%, 01/10/23	8,015	8,429,074
3.38%, 05/21/25	2,624	2,865,652
Credit Agricole SA, 4.38%, 03/17/25(b)	90	97,079
Credit Agricole SA/London
2.38%, 07/01/21(a)(b)	744	757,551
2.38%, 01/22/25(a)(b)	6,687	6,945,127
3.25%, 10/04/24(a)(b)	13,784	14,631,851
3.38%, 01/10/22(a)(b)	12,719	13,112,465
3.75%, 04/24/23(a)(b)	7,007	7,420,124
3.88%, 04/15/24(a)(b)	696	759,002
Credit Suisse AG/New York NY
2.10%, 11/12/21	2,540	2,590,167
2.80%, 04/08/22	12,477	12,929,359
2.95%, 04/09/25	10,610	11,415,678
3.00%, 10/29/21	21,439	22,103,523
3.63%, 09/09/24(a)	12,685	13,864,262
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	11,374	11,725,978
3.57%, 01/09/23 (Call 01/09/22)(b)	6,629	6,836,384
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	8,750	9,346,476
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	6,090	6,625,706
3.80%, 09/15/22	7,918	8,357,224
3.80%, 06/09/23(a)	15,869	16,849,383
Danske Bank A/S
2.00%, 09/08/21(a)(b)	2,388	2,402,381
2.70%, 03/02/22(a)(b)	9,500	9,697,318
3.88%, 09/12/23(a)(b)	6,265	6,518,961
5.00%, 01/12/22(b)	3,945	4,132,757
5.38%, 01/12/24(b)	14,475	15,809,286
Danske Bank AS
3.00%, 09/20/22 (Call 09/20/21)(a)(b)(c)	11,129	11,240,720
3.24%, 12/20/25 (Call 12/20/24)(a)(b)(c)	2,937	3,000,334
DBS Group Holdings Ltd.
2.85%, 04/16/22(a)(b)	5,520	5,680,966

Security	Par (000)	Value

Banks (continued)
4.52%, 12/11/28 (Call 12/11/23)(b)(c)	$240	$255,312
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	4,391	4,446,356
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	2,416	2,438,047
3.70%, 05/30/24	3,024	3,048,357
3.95%, 02/27/23(a)	19,401	19,816,567
3.96%, 11/26/25 (Call 11/26/24)(c)	12,900	13,287,232
4.25%, 10/14/21	6,270	6,360,485
Series D, 5.00%, 02/14/22(a)	3,586	3,697,108
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	6,255	6,264,856
3.20%, 08/09/21 (Call 07/09/21)	10,280	10,383,520
3.35%, 02/06/23 (Call 01/06/23)	18,483	18,997,763
4.20%, 08/08/23	2,465	2,630,655
4.68%, 08/09/28 (Call 08/09/23)(c)	2,230	2,231,784
DNB Bank ASA
2.15%, 12/02/22(b)	1,210	1,246,722
2.38%, 06/02/21(b)	350	355,756
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)(b)	6,416	6,512,129
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	50	50,937
2.38%, 01/28/25 (Call 12/28/24)	1,548	1,597,683
2.60%, 06/15/22 (Call 05/15/22)(a)	5,046	5,207,374
3.50%, 03/15/22 (Call 02/15/22)(a)	2,009	2,098,890
3.65%, 01/25/24 (Call 12/25/23)	12,083	13,138,024
4.30%, 01/16/24 (Call 12/16/23)	3,800	4,142,459
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)(a)	5,642	5,764,985
2.25%, 06/14/21 (Call 05/14/21)	2,088	2,120,919
2.88%, 10/01/21 (Call 09/01/21)	9,394	9,634,002
3.35%, 07/26/21 (Call 06/26/21)(a)	13,153	13,525,308
First Horizon National Corp.
3.55%, 05/26/23 (Call 04/26/23)	200	201,374
4.00%, 05/26/25 (Call 04/26/25)	600	603,019
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	3,745	3,842,821
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	2,449	2,444,189
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	4,831	4,862,954
2.88%, 10/31/22 (Call 10/31/21)(c)	10,443	10,668,645
2.91%, 06/05/23 (Call 06/05/22)(c)	18,813	19,330,024
2.91%, 07/24/23 (Call 07/24/22)(c)	19,064	19,585,423
3.00%, 04/26/22 (Call 04/26/21)	31,395	31,934,741
3.20%, 02/23/23 (Call 01/23/23)(a)	14,744	15,511,222
3.27%, 09/29/25 (Call 09/29/24)(c)	20,068	21,209,201
3.50%, 01/23/25 (Call 10/23/24)(a)	11,250	12,072,783
3.50%, 04/01/25 (Call 03/01/25)(a)	22,921	24,647,104
3.63%, 01/22/23(a)	20,803	22,224,455
3.63%, 02/20/24 (Call 01/20/24)(a)	10,888	11,673,802
3.75%, 05/22/25 (Call 02/22/25)	9,215	10,009,822
3.85%, 07/08/24 (Call 04/08/24)(a)	2,587	2,814,330
4.00%, 03/03/24(a)	21,006	22,957,822
5.25%, 07/27/21	19,198	20,124,906
5.75%, 01/24/22	25,173	27,100,118
HSBC Bank PLC, 7.65%, 05/01/25	650	759,230
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	18,145	18,666,784
2.65%, 01/05/22(a)	20,022	20,505,754
3.03%, 11/22/23 (Call 11/22/22)(c)	3,245	3,367,696
3.26%, 03/13/23 (Call 03/13/22)(c)	16,064	16,577,618

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.60%, 05/25/23(a)	$3,310	$3,517,803
3.80%, 03/11/25 (Call 03/11/24)(c)	5,368	5,747,443
3.95%, 05/18/24 (Call 05/18/23)(c)	26,505	28,357,679
4.00%, 03/30/22	6,367	6,703,223
4.25%, 03/14/24	12,111	12,943,495
4.88%, 01/14/22(a)	656	695,449
HSBC USA Inc., 3.50%, 06/23/24(a)	2,865	3,103,568
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	17,584	17,934,247
2.63%, 08/06/24 (Call 07/06/24)	5,605	5,824,986
4.00%, 05/15/25 (Call 04/15/25)	2,767	3,059,980
4.35%, 02/04/23(a)	1,897	2,023,700
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	3,690	3,761,493
2.50%, 08/07/22 (Call 07/07/22)	1,784	1,840,833
3.13%, 04/01/22 (Call 03/01/22)(a)	6,434	6,690,189
3.55%, 10/06/23 (Call 09/06/23)(a)	1,896	2,054,971
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	6,185	6,281,157
2.96%, 11/08/22	8,400	8,688,456
ING Bank NV
5.00%, 06/09/21(b)	1,150	1,202,738
5.80%, 09/25/23(b)	2,160	2,378,080
ING Groep NV
3.15%, 03/29/22(a)	12,960	13,402,172
3.55%, 04/09/24(a)	5,836	6,227,632
4.10%, 10/02/23(a)	17,231	18,657,484
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	5,355	5,378,361
3.38%, 01/12/23(b)	17,005	17,114,669
5.25%, 01/12/24	50	52,964
Series XR, 3.25%, 09/23/24(b)	1,800	1,788,317
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(c)	35,125	35,765,166
2.08%, 04/22/26 (Call 04/22/25)(c)	26,280	26,943,078
2.30%, 08/15/21 (Call 08/15/20)(a)	17,664	17,720,445
2.30%, 10/15/25 (Call 10/15/24)(c)	18,570	19,210,597
2.70%, 05/18/23 (Call 03/18/23)(a)	6,473	6,777,031
2.78%, 04/25/23 (Call 04/25/22)(c)	7,469	7,707,657
2.97%, 01/15/23 (Call 01/15/22)(a)	6,633	6,845,314
3.13%, 01/23/25 (Call 10/23/24)(a)	15,913	17,168,241
3.20%, 01/25/23(a)	17,730	18,775,309
3.21%, 04/01/23 (Call 04/01/22)(a)(c)	13,133	13,643,070
3.22%, 03/01/25 (Call 03/01/24)(c)	19,709	21,142,437
3.25%, 09/23/22(a)	10,323	10,863,722
3.38%, 05/01/23(a)	4,802	5,113,250
3.51%, 06/18/22 (Call 06/18/21)(c)	25,985	26,673,842
3.56%, 04/23/24 (Call 04/23/23)(c)	23,884	25,444,071
3.63%, 05/13/24(a)	4,477	4,931,260
3.80%, 07/23/24 (Call 07/23/23)(c)	6,047	6,499,321
3.88%, 02/01/24(a)	10,213	11,272,580
3.88%, 09/10/24(a)	15,848	17,409,260
4.02%, 12/05/24 (Call 12/05/23)(c)	24,113	26,322,631
4.35%, 08/15/21	17,322	18,112,065
4.50%, 01/24/22(a)	10,842	11,524,340
Series HH, 4.60%, (Call 02/01/25)(c)(d)	41	36,437
KEB Hana Bank
3.38%, 01/30/22(b)	200	207,066
3.50%, 01/30/24(b)	5,000	5,351,100

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	$5,754	$5,931,627
2.40%, 06/09/22(a)	2,029	2,091,268
2.50%, 11/22/21	5,685	5,822,131
3.30%, 02/01/22(a)	4,770	4,954,432
3.35%, 06/15/21(a)	3,550	3,647,257
3.38%, 03/07/23(a)	7,990	8,510,569
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)(c)	12,845	12,986,904
2.86%, 03/17/23 (Call 03/17/22)(a)(c)	12,337	12,578,643
2.91%, 11/07/23 (Call 11/07/22)(c)	19,240	19,776,629
3.00%, 01/11/22	7,328	7,544,658
3.10%, 07/06/21	6,375	6,508,924
3.87%, 07/09/25 (Call 07/09/24)(c)	15,790	16,762,025
3.90%, 03/12/24(a)	7,860	8,442,824
4.05%, 08/16/23	11,278	12,174,235
4.45%, 05/08/25	4,357	4,850,982
4.50%, 11/04/24	6,570	7,092,511
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	9,225	9,966,070
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(b)	8,452	8,623,602
2.30%, 01/22/25(b)	5,990	6,168,878
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(c)	20,072	20,655,320
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	725	772,297
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	1,055	1,092,255
2.90%, 02/06/25 (Call 01/06/25)	2,920	3,137,073
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	9,223	9,379,772
2.19%, 02/25/25	14,167	14,518,925
2.53%, 09/13/23(a)	310	320,492
2.62%, 07/18/22	3,518	3,620,084
2.67%, 07/25/22(a)	23,794	24,554,713
2.80%, 07/18/24(a)	15,786	16,542,468
2.95%, 03/01/21	5,605	5,705,485
3.00%, 02/22/22	17,830	18,402,199
3.22%, 03/07/22	5,336	5,525,798
3.41%, 03/07/24	8,949	9,523,927
3.46%, 03/02/23(a)	9,861	10,410,719
3.54%, 07/26/21	3,413	3,525,371
3.76%, 07/26/23(a)	15,785	16,904,701
3.78%, 03/02/25	976	1,069,537
Mizuho Bank Ltd., 2.95%, 10/17/22(b)	970	1,005,873
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	8,913	9,607,370
Mizuho Financial Group Inc.
2.27%, 09/13/21(a)	3,514	3,587,536
2.56%, 09/13/25 (Call 09/13/24)(c)	2,065	2,118,999
2.60%, 09/11/22	2,195	2,260,677
2.72%, 07/16/23 (Call 07/16/22)(c)	9,255	9,496,081
2.84%, 07/16/25 (Call 07/16/24)(a)(c)	2,925	3,030,081
2.95%, 02/28/22	23,994	24,807,493
3.55%, 03/05/23	13,104	13,858,698
3.92%, 09/11/24 (Call 09/11/23)(c)	16,700	17,887,674
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)(c)	11,330	11,627,816
2.63%, 11/17/21	19,175	19,693,823
2.72%, 07/22/25 (Call 07/22/24)(c)	25,131	26,320,302
2.75%, 05/19/22	14,688	15,244,143

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/23(a)	$22,517	$23,757,754
3.70%, 10/23/24	9,292	10,215,176
3.74%, 04/24/24 (Call 04/24/23)(a)(c)	22,197	23,730,667
3.75%, 02/25/23	22,785	24,389,322
4.10%, 05/22/23(a)	18,355	19,715,522
4.88%, 11/01/22	8,994	9,756,855
5.50%, 07/28/21	10,069	10,602,376
Series F, 3.88%, 04/29/24(a)	16,654	18,232,668
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	15	15,782
3.50%, 06/18/22	555	579,747
MUFG Bank Ltd.
2.85%, 09/08/21(b)	200	205,200
3.20%, 02/26/23(b)	400	421,283
3.75%, 03/10/24(a)(b)	150	162,969
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	3,990	4,088,072
3.15%, 04/01/22 (Call 03/01/22)(a)	17,565	18,232,389
National Australia Bank Ltd./New York
1.88%, 07/12/21	9,888	10,014,752
1.88%, 12/13/22	2,155	2,212,157
2.50%, 05/22/22(a)	1,537	1,590,668
2.80%, 01/10/22	3,803	3,924,865
2.88%, 04/12/23	1,315	1,372,053
3.00%, 01/20/23	6,946	7,327,867
3.38%, 09/20/21	540	558,566
3.63%, 06/20/23	6,310	6,796,240
3.70%, 11/04/21	6,857	7,141,342
National Bank of Canada
2.10%, 02/01/23(a)	8,400	8,576,748
2.15%, 10/07/22(b)	12,654	12,927,851
National Securities Clearing Corp.
1.20%, 04/23/23(b)	1,822	1,832,923
1.50%, 04/23/25 (Call 03/23/25)(b)	5,070	5,138,462
NatWest Markets PLC, 3.63%, 09/29/22(a)(b)	2,540	2,640,226
NongHyup Bank, 2.88%, 07/17/22(a)(b)	7,688	7,963,260
Nordea Bank Abp
3.75%, 08/30/23(a)(b)	9,830	10,441,300
4.25%, 09/21/22(b)	1,105	1,156,396
Northern Trust Corp.
2.38%, 08/02/22(a)	1,844	1,921,847
3.38%, 08/23/21(a)	530	546,983
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)(b)	5,985	6,469,882
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	250	258,715
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(c)	925	936,650
2.23%, 07/22/22 (Call 07/22/21)(a)(c)	7,570	7,680,332
2.45%, 07/28/22 (Call 06/28/22)(a)	1,106	1,140,841
2.55%, 12/09/21 (Call 11/09/21)(a)	4,304	4,431,736
2.63%, 02/17/22 (Call 01/18/22)(a)	8,810	9,114,410
2.70%, 11/01/22 (Call 10/01/22)(a)	7,360	7,700,534
2.95%, 01/30/23 (Call 12/30/22)	8,916	9,360,380
2.95%, 02/23/25 (Call 01/24/25)	2,474	2,688,672
3.30%, 10/30/24 (Call 09/30/24)(a)	2,560	2,788,882
3.50%, 06/08/23 (Call 05/09/23)	11,585	12,493,210
3.80%, 07/25/23 (Call 06/25/23)	850	918,666
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,105	1,158,297

Security	Par (000)	Value

Banks (continued)
2.85%, 11/09/22(a)(f)	$2,365	$2,473,889
3.30%, 03/08/22 (Call 02/06/22)	2,059	2,154,198
3.50%, 01/23/24 (Call 12/23/23)(a)	15,420	16,778,699
3.90%, 04/29/24 (Call 03/29/24)(a)	4,775	5,204,640
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	87	88,613
2.75%, 08/14/22 (Call 07/14/22)(a)	6,950	7,112,036
3.80%, 08/14/23 (Call 07/14/23)	10,712	11,428,152
Royal Bank of Canada
1.60%, 04/17/23	125	127,651
1.95%, 01/17/23(a)	6,683	6,890,746
2.25%, 11/01/24(a)	7,668	8,049,903
2.55%, 07/16/24(a)	9,362	9,870,788
2.75%, 02/01/22(a)	15,224	15,820,465
2.80%, 04/29/22(a)	10,482	10,928,139
3.70%, 10/05/23	9,406	10,230,278
Royal Bank of Scotland Group PLC
2.36%, 05/22/24 (Call 05/22/23)(c)	4,905	4,952,309
3.50%, 05/15/23 (Call 05/15/22)(c)	17,406	17,903,225
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	12,527	12,669,775
3.88%, 09/12/23(a)	5,927	6,282,970
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	10,837	11,577,836
4.52%, 06/25/24 (Call 06/25/23)(a)(c)	16,319	17,490,025
5.13%, 05/28/24	6,017	6,473,590
6.00%, 12/19/23	16,071	17,679,616
6.10%, 06/10/23	6,023	6,575,949
6.13%, 12/15/22	10,158	10,963,458
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)(a)	10,847	11,202,969
3.50%, 06/07/24 (Call 05/07/24)(a)	5,451	5,658,901
3.70%, 03/28/22 (Call 02/28/22)(a)	6,623	6,767,847
4.45%, 12/03/21 (Call 11/03/21)(a)	3,468	3,618,572
Santander UK Group Holdings PLC
2.88%, 08/05/21	9,138	9,292,672
3.37%, 01/05/24 (Call 01/05/23)(c)	15,212	15,778,984
3.57%, 01/10/23 (Call 01/10/22)	4,559	4,691,577
4.80%, 11/15/24 (Call 11/15/23)(c)	4,365	4,786,539
Santander UK PLC
2.10%, 01/13/23(a)	2,098	2,153,311
2.88%, 06/18/24(a)	9,437	9,984,663
3.75%, 11/15/21(a)	3,525	3,653,200
4.00%, 03/13/24(a)	6,816	7,448,973
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	235,461
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	4,236	4,302,410
2.20%, 12/12/22(a)(b)	1,670	1,718,079
2.80%, 03/11/22	270	279,128
Societe Generale SA
2.63%, 10/16/24(a)(b)	7,678	7,719,129
2.63%, 01/22/25(b)	9,370	9,421,751
3.25%, 01/12/22(b)	10,222	10,462,331
3.88%, 03/28/24(a)(b)	8,008	8,430,256
4.25%, 09/14/23(b)	14,480	15,444,469
4.25%, 04/14/25(b)	8,370	8,658,891
5.00%, 01/17/24(b)	2,520	2,687,521
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(b)(c)	625	628,431
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	13,570	13,657,309
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	10,263	10,714,623

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	$15,650	$16,306,529
3.95%, 01/11/23(b)	2,730	2,799,191
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	7,567	7,823,272
5.20%, 01/26/24(b)	1,190	1,269,624
State Bank of India/London, 4.38%, 01/24/24(a)(b)	9,695	10,214,648
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)(c)	5,161	5,437,433
2.65%, 05/15/23 (Call 05/15/22)(a)(c)	2,921	3,022,092
2.83%, 03/30/23 (Call 03/30/22)(b)(c)	714	738,207
2.90%, 03/30/26 (Call 03/30/25)(b)(c)	5,290	5,685,104
3.10%, 05/15/23	6,347	6,759,415
3.30%, 12/16/24(a)	3,970	4,385,161
3.70%, 11/20/23(a)	7,316	8,148,020
3.78%, 12/03/24 (Call 12/03/23)(a)(c)	3,360	3,697,589
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	200	207,411
3.20%, 07/18/22	608	630,834
3.95%, 01/12/22(a)(b)	730	760,595
3.95%, 01/10/24	1,650	1,778,677
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	9,205	9,345,103
2.35%, 01/15/25(a)	8,695	8,980,075
2.44%, 10/19/21(a)	15,826	16,223,143
2.45%, 09/27/24	10,730	11,117,807
2.70%, 07/16/24	7,800	8,161,858
2.78%, 07/12/22(a)	5,027	5,190,975
2.78%, 10/18/22	7,597	7,886,974
2.85%, 01/11/22	7,613	7,820,331
3.10%, 01/17/23	6,133	6,441,044
3.75%, 07/19/23	17,956	19,214,906
3.94%, 10/16/23(a)	14,680	15,902,600
4.44%, 04/02/24(a)(b)	2,625	2,824,928
Suncorp-Metway Ltd.
2.80%, 05/04/22(a)(b)	535	548,834
3.30%, 04/15/24(a)(b)	8,527	8,745,049
SVB Financial Group, 3.50%, 01/29/25	665	692,268
Svenska Handelsbanken AB
1.88%, 09/07/21	1,450	1,474,697
3.90%, 11/20/23	7,238	7,998,348
Swedbank AB, 2.80%, 03/14/22(a)(b)	2,373	2,447,878
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	11,170	11,205,761
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(c)	5,905	5,832,842
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	3,311	3,341,064
Toronto-Dominion Bank (The)
1.80%, 07/13/21	200	202,237
1.90%, 12/01/22	9,583	9,886,417
2.65%, 06/12/24	12,533	13,351,811
3.25%, 03/11/24	8,074	8,781,933
3.50%, 07/19/23	12,591	13,748,274
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5,765	5,875,707
2.15%, 12/06/24 (Call 11/05/24)	3,952	4,127,482
2.45%, 08/01/22 (Call 07/01/22)	2,559	2,651,902
2.63%, 01/15/22 (Call 12/15/21)(a)	6,679	6,883,647
2.64%, 09/17/29 (Call 09/17/24)(c)	5,660	5,606,502
2.75%, 05/01/23 (Call 04/01/23)(a)	1,095	1,155,152
2.80%, 05/17/22 (Call 04/17/22)(a)	10,195	10,613,701
3.00%, 02/02/23 (Call 01/02/23)(a)	822	862,341

Security	Par (000)	Value

Banks (continued)
3.20%, 04/01/24 (Call 03/01/24)(a)	$13,741	$14,810,475
3.50%, 08/02/22 (Call 08/02/21)(a)(c)	10,460	10,770,634
3.69%, 08/02/24 (Call 08/02/23)(c)	738	794,524
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)(a)	6,690	6,912,142
2.50%, 08/01/24 (Call 07/01/24)(a)	6,762	7,107,852
2.70%, 01/27/22 (Call 12/27/21)	7,747	8,004,861
2.75%, 04/01/22 (Call 03/01/22)	3,261	3,367,415
2.85%, 10/26/24 (Call 09/26/24)	6,046	6,456,413
3.05%, 06/20/22 (Call 05/20/22)(a)	13,523	14,107,520
3.20%, 09/03/21 (Call 08/03/21)	2,908	2,993,420
3.75%, 12/06/23 (Call 11/06/23)(a)	8,955	9,806,210
3.95%, 03/22/22 (Call 02/22/22)(a)	988	1,033,596
4.00%, 05/01/25 (Call 03/01/25)(a)	2,805	3,144,323
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	350	358,512
2.40%, 07/30/24 (Call 06/28/24)(a)	7,829	8,286,749
2.95%, 07/15/22 (Call 06/15/22)	12,227	12,751,743
3.00%, 03/15/22 (Call 02/15/22)(a)	5,695	5,938,956
3.38%, 02/05/24 (Call 01/05/24)(a)	13,417	14,619,889
3.60%, 09/11/24 (Call 08/11/24)(a)	7,587	8,429,798
3.70%, 01/30/24 (Call 12/29/23)(a)	2,641	2,892,893
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	10,875	11,232,890
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)(a)	1,377	1,402,394
1.95%, 01/09/23 (Call 12/09/22)	274	282,239
2.05%, 01/21/25 (Call 12/20/24)(a)	1,840	1,925,181
2.65%, 05/23/22 (Call 04/22/22)(a)	2,380	2,472,715
2.80%, 01/27/25 (Call 12/27/24)(a)	4,031	4,352,226
2.85%, 01/23/23 (Call 12/23/22)	6,680	7,047,304
3.40%, 07/24/23 (Call 06/23/23)(a)	3,720	3,998,147
3.45%, 11/16/21 (Call 10/15/21)(a)	4,104	4,267,221
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(b)	2,522	2,562,721
UBS Group AG
2.65%, 02/01/22(b)	7,240	7,417,213
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	14,976	15,433,790
3.49%, 05/23/23 (Call 05/23/22)(b)	11,672	12,154,628
UniCredit SpA, 6.57%, 01/14/22(a)(b)	7,890	8,222,205
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	6,400	6,668,489
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	15,200	15,252,449
2.10%, 07/26/21(a)	13,502	13,719,631
2.16%, 02/11/26 (Call 02/11/25)(c)	27,360	27,709,156
2.19%, 04/30/26 (Call 04/30/25)(c)	340	344,909
2.41%, 10/30/25 (Call 10/30/24)(a)(c)	16,885	17,293,552
2.63%, 07/22/22	15,889	16,391,852
3.00%, 02/19/25(a)	3,253	3,481,893
3.07%, 01/24/23 (Call 01/24/22)	15,042	15,508,356
3.30%, 09/09/24(a)	10,075	10,835,751
3.50%, 03/08/22(a)	8,111	8,495,137
3.75%, 01/24/24 (Call 12/24/23)	33,366	35,951,882
4.13%, 08/15/23	1,533	1,652,470
4.48%, 01/16/24	965	1,065,856
Series M, 3.45%, 02/13/23	45,918	48,329,220
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	11,015	11,147,122
3.55%, 08/14/23 (Call 07/14/23)	11,060	11,935,660
3.63%, 10/22/21 (Call 09/21/21)	16,725	17,357,697

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.00%, 08/19/21(a)	$4,975	$5,065,073
2.00%, 01/13/23(a)	3,937	4,069,462
2.35%, 02/19/25(a)	5,955	6,285,718
2.50%, 06/28/22	10,142	10,521,725
2.75%, 01/11/23	7,267	7,667,431
2.80%, 01/11/22	8,531	8,826,706
2.89%, 02/04/30 (Call 02/04/25)(c)	5,780	5,803,717
3.30%, 02/26/24	8,368	9,039,915
3.65%, 05/15/23(a)	7,057	7,661,139
Woori Bank, 4.75%, 04/30/24(a)(b)	700	747,530
Zions Bancorp. N.A.
3.35%, 03/04/22 (Call 02/04/22)	8,765	8,868,528
3.50%, 08/27/21	5,840	5,931,594

		4,923,234,819

Beverages — 2.1%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	926	969,596
3.30%, 02/01/23 (Call 12/01/22)	42,394	44,904,131
3.70%, 02/01/24	6,157	6,742,841
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,250	1,293,149
3.50%, 01/12/24 (Call 12/12/23)(a)	3,945	4,271,981
4.15%, 01/23/25 (Call 12/23/24)(a)	15,307	17,218,440
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(b)	4,280	4,632,301
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	450	501,297
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	10,451	10,608,506
1.75%, 09/06/24(a)	6,565	6,919,823
2.20%, 05/25/22(a)	3,321	3,440,151
2.50%, 04/01/23(a)	9,406	9,939,582
2.95%, 03/25/25	855	943,175
3.20%, 11/01/23	10,986	12,007,364
3.30%, 09/01/21(a)	9,585	9,943,839
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,919	3,030,054
2.70%, 05/09/22 (Call 04/09/22)	1,636	1,682,604
3.20%, 02/15/23 (Call 01/15/23)(a)	3,347	3,555,449
4.25%, 05/01/23(a)	12,470	13,628,730
4.75%, 11/15/24(a)	3,362	3,872,164
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)(a)	5,185	5,454,318
2.63%, 04/29/23 (Call 01/29/23)(a)	14,031	14,748,088
3.50%, 09/18/23 (Call 08/18/23)(a)	200	215,801
Diageo Investment Corp.
2.88%, 05/11/22	14,036	14,645,970
8.00%, 09/15/22	50	58,089
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,500	1,536,807
Heineken NV
2.75%, 04/01/23(a)(b)	11,390	11,844,652
3.40%, 04/01/22(b)	806	837,736
Keurig Dr Pepper Inc.
2.53%, 11/15/21 (Call 10/15/21)(a)	1,764	1,807,667
2.70%, 11/15/22 (Call 08/15/22)	1,074	1,116,222
3.13%, 12/15/23 (Call 10/15/23)(a)	2,829	3,031,933
3.20%, 11/15/21 (Call 08/15/21)(a)	728	748,532
4.06%, 05/25/23 (Call 04/25/23)	17,498	19,079,378
4.42%, 05/25/25 (Call 03/25/25)	5,808	6,616,926

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	$12,800	$12,916,266
3.50%, 05/01/22	876	906,922
PepsiCo Inc.
0.75%, 05/01/23	2,205	2,224,068
1.70%, 10/06/21 (Call 09/06/21)	6,088	6,182,661
2.25%, 05/02/22 (Call 04/02/22)(a)	12,245	12,715,981
2.25%, 03/19/25 (Call 02/19/25)	313	334,218
2.75%, 03/05/22(a)	14,097	14,721,727
2.75%, 03/01/23(a)	9,389	10,016,751
2.75%, 04/30/25 (Call 01/30/25)	6,041	6,567,045
3.00%, 08/25/21	1,523	1,571,063
3.10%, 07/17/22 (Call 05/17/22)(a)	5,463	5,742,384
3.60%, 03/01/24 (Call 12/01/23)	7,273	8,034,890
Pernod Ricard SA
4.25%, 07/15/22(b)	11,355	12,091,983
4.45%, 01/15/22(b)	2,384	2,518,329
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(b)	11,135	11,443,318
2.55%, 06/28/22 (Call 05/28/22)(a)(b)	2,150	2,206,474

		352,041,376

Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)(a)	4,037	4,175,162
2.25%, 08/19/23 (Call 06/19/23)	1,777	1,855,741
2.65%, 05/11/22 (Call 04/11/22)	16,340	16,927,280
2.70%, 05/01/22 (Call 03/01/22)(a)	3,760	3,886,889
3.13%, 05/01/25 (Call 02/01/25)	2,923	3,192,945
3.63%, 05/15/22 (Call 02/15/22)	6,875	7,219,813
3.63%, 05/22/24 (Call 02/22/24)	10,890	11,835,584
3.88%, 11/15/21 (Call 08/15/21)	6,068	6,281,702
Biogen Inc., 3.63%, 09/15/22	5,970	6,373,043
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	1,838	1,874,725
2.50%, 09/01/23 (Call 07/01/23)(a)	1,888	1,999,677
3.25%, 09/01/22 (Call 07/01/22)	13,493	14,287,369
3.50%, 02/01/25 (Call 11/01/24)(a)	9,401	10,476,619
3.70%, 04/01/24 (Call 01/01/24)(a)	13,232	14,661,205
4.40%, 12/01/21 (Call 09/01/21)	4,304	4,509,124

		109,556,878

Building Materials — 0.3%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	1,270	1,265,160
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	6,834	6,906,519
2.24%, 02/15/25 (Call 01/15/25)(b)	13,161	13,130,016
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	5,350	5,767,749
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	5,143	5,570,260
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(a)(b)	4,400	4,973,903
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(a)(f)	596	625,046
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	4,100	4,214,157
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	125	134,324
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)(a)	1,197	1,306,099

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
5.95%, 03/15/22	$99	$105,514
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	940	992,393
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	1,695	1,832,461

		46,823,601

Chemicals — 1.5%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	4,366	4,413,860
2.25%, 09/27/23 (Call 07/27/23)(a)(b)	3,700	3,855,354
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,205	1,236,443
3.00%, 11/03/21(a)	1,700	1,756,550
3.35%, 07/31/24 (Call 04/30/24)(a)	950	1,032,570
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	4,721	5,080,896
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	2,565	2,722,537
Braskem Finance Ltd., 6.45%, 02/03/24(a)	5,420	5,689,862
Cabot Corp., 3.70%, 07/15/22	208	213,717
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	3,583	3,742,642
4.63%, 11/15/22	1,328	1,395,964
5.88%, 06/15/21	397	412,413
CF Industries Inc., 3.40%, 12/01/21(a)(b)	478	481,744
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)(b)	25	26,053
5.13%, 04/01/25 (Call 03/01/25)(b)	1,245	1,391,015
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	4,425	4,639,578
3.50%, 10/01/24 (Call 07/01/24)	5,568	5,900,440
DuPont de Nemours Inc.
2.17%, 05/01/23	254	259,348
4.21%, 11/15/23 (Call 10/15/23)(a)	21,215	23,008,772
Eastman Chemical Co.
3.50%, 12/01/21	10,978	11,316,665
3.60%, 08/15/22 (Call 05/15/22)	4,200	4,361,104
3.80%, 03/15/25 (Call 12/15/24)	2,661	2,840,279
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	4,686	4,865,517
3.25%, 01/14/23 (Call 11/14/22)(a)	1,883	1,983,213
4.35%, 12/08/21(a)	11,414	12,111,430
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	2,900	2,970,739
Equate Petrochemical BV, 3.00%, 03/03/22(b)	5,000	4,976,000
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	70	72,389
4.10%, 02/01/24 (Call 11/01/23)	394	420,966
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	3,504	3,645,579
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	576	590,999
LG Chem Ltd., 3.25%, 10/15/24(b)	5,595	5,859,753
LYB International Finance BV, 4.00%, 07/15/23(a)	7,765	8,220,667
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	142	147,747
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	4,740	5,394,326
6.00%, 11/15/21 (Call 08/17/21)(a)	9,282	9,791,357
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,000	10,200,000
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	6,660	6,709,711
3.75%, 11/15/21 (Call 08/15/21)(a)	982	992,517

Security	Par (000)	Value

Chemicals (continued)
4.25%, 11/15/23 (Call 08/15/23)(a)	$3,887	$3,998,837
NewMarket Corp., 4.10%, 12/15/22	5,267	5,567,180
Nutrien Ltd.
1.90%, 05/13/23	240	244,219
3.15%, 10/01/22 (Call 07/01/22)(a)	9,786	10,075,177
3.38%, 03/15/25 (Call 12/15/24)	70	74,019
3.50%, 06/01/23 (Call 03/01/23)	1,156	1,219,921
3.63%, 03/15/24 (Call 12/15/23)(a)	4,543	4,868,709
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(b)	125	129,562
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	5,689	5,986,032
3.20%, 03/15/23 (Call 02/15/23)(a)	6,150	6,515,180
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	2,582	2,667,416
2.45%, 02/15/22 (Call 11/15/21)(a)	872	893,228
2.65%, 02/05/25 (Call 11/05/24)(a)	735	780,519
2.70%, 02/21/23 (Call 11/21/22)(a)	287	299,670
3.00%, 09/01/21	5,707	5,882,267
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	1,243	1,270,702
SABIC Capital II BV, 4.00%, 10/10/23(b)	4,960	5,194,241
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	3,314	3,392,846
3.13%, 06/01/24 (Call 04/01/24)(a)	4,137	4,413,664
4.20%, 01/15/22 (Call 10/15/21)(a)	1,275	1,323,372
Syngenta Finance NV
3.13%, 03/28/22(a)	9,986	10,141,420
4.44%, 04/24/23 (Call 03/24/23)(b)	5,040	5,173,257
4.89%, 04/24/25 (Call 02/24/25)(b)	4,694	4,824,479
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	875	886,682

		250,553,315

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,000	4,854,009
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,335	1,413,686
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	3,502	3,631,656
3.25%, 06/01/22 (Call 03/01/22)(a)	1,517	1,577,013
DP World Crescent Ltd., 3.91%, 05/31/23(b)	7,730	7,892,330
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)(a)	251	253,358
2.60%, 12/01/24 (Call 11/01/24)(a)	4,763	4,942,505
3.30%, 12/15/22 (Call 09/15/22)	925	965,016
3.60%, 08/15/21	1,534	1,575,625
3.95%, 06/15/23 (Call 05/15/23)(a)	633	673,401
ERAC USA Finance LLC
2.60%, 12/01/21 (Call 11/01/21)(b)	75	75,753
2.70%, 11/01/23 (Call 09/01/23)(b)	1,390	1,383,751
3.30%, 10/15/22(b)	510	521,526
3.85%, 11/15/24 (Call 08/15/24)(b)	5,445	5,635,284
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)(a)	5,394	5,650,087
3.75%, 06/01/23 (Call 03/01/23)	2,944	3,130,638
4.00%, 06/01/23 (Call 05/01/23)(a)	6,773	7,319,413
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	2,935	3,063,201
4.13%, 08/01/23 (Call 07/01/23)	2,048	2,203,587
4.75%, 02/15/25 (Call 11/15/24)(b)	3,101	3,377,454
5.00%, 11/01/22 (Call 08/01/22)(a)(b)	3,904	4,190,794

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	$10,454	$10,924,002
2.75%, 12/15/21 (Call 11/15/21)	2,726	2,801,842
3.25%, 06/07/21 (Call 05/07/21)	1,535	1,576,266
3.75%, 03/24/25 (Call 02/24/25)	80	89,196
4.50%, 09/01/22 (Call 06/01/22)	2,886	3,095,282
4.88%, 02/15/24 (Call 11/15/23)(a)	1,857	2,083,862
PayPal Holdings Inc.
1.35%, 06/01/23	4,080	4,145,479
2.20%, 09/26/22(a)	3,163	3,267,850
2.40%, 10/01/24 (Call 09/01/24)	5,890	6,220,619
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	1,377	1,457,700
Verisk Analytics Inc., 4.13%, 09/12/22	530	566,877

		100,559,062

Computers — 2.3%
Apple Inc.
0.75%, 05/11/23	170	171,566
1.13%, 05/11/25 (Call 04/11/25)	40	40,661
1.55%, 08/04/21 (Call 07/04/21)	419	424,347
1.70%, 09/11/22	12,405	12,789,959
1.80%, 09/11/24 (Call 08/11/24)	7,456	7,835,204
2.10%, 09/12/22 (Call 08/12/22)(a)	4,443	4,609,474
2.15%, 02/09/22(a)	6,413	6,611,067
2.30%, 05/11/22 (Call 04/11/22)(a)	7,888	8,186,897
2.40%, 01/13/23 (Call 12/13/22)(a)	5,609	5,896,617
2.40%, 05/03/23(a)	24,230	25,645,480
2.50%, 02/09/22 (Call 01/09/22)	14,697	15,199,416
2.50%, 02/09/25(a)	8,011	8,667,565
2.70%, 05/13/22(a)	4,268	4,465,211
2.75%, 01/13/25 (Call 11/13/24)(a)	11,736	12,783,615
2.85%, 02/23/23 (Call 12/23/22)(a)	19,929	21,170,836
2.85%, 05/11/24 (Call 03/11/24)	12,350	13,373,590
3.00%, 02/09/24 (Call 12/09/23)	11,452	12,416,749
3.20%, 05/13/25	805	904,297
3.45%, 05/06/24	8,427	9,347,410
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	9,307	9,669,295
5.45%, 06/15/23 (Call 04/15/23)(b)	18,662	20,040,974
DXC Technology Co.
4.00%, 04/15/23	904	929,032
4.13%, 04/15/25 (Call 03/15/25)	5,135	5,354,080
4.25%, 04/15/24 (Call 02/15/24)(a)	3,315	3,491,883
4.45%, 09/18/22(a)	3,593	3,716,621
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,560	3,676,004
3.70%, 04/01/22 (Call 03/01/22)	1,763	1,803,123
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	8,204	8,382,542
3.50%, 10/05/21 (Call 09/05/21)(a)	1,452	1,493,281
4.40%, 10/15/22 (Call 08/15/22)	10,062	10,770,206
4.45%, 10/02/23 (Call 09/02/23)	100	107,949
4.65%, 10/01/24 (Call 09/01/24)	10,101	11,127,614
HP Inc.
4.05%, 09/15/22(a)	2,709	2,882,261
4.30%, 06/01/21	6,352	6,560,100
4.38%, 09/15/21(a)	1,937	2,018,318
4.65%, 12/09/21(a)	2,848	2,991,223
IBM Credit LLC
2.20%, 09/08/22	325	337,236
3.00%, 02/06/23(a)	11,968	12,740,912

Security	Par (000)	Value

Computers (continued)
3.60%, 11/30/21(a)	$10,156	$10,641,889
International Business Machines Corp.
1.88%, 08/01/22	14,357	14,774,097
2.50%, 01/27/22(a)	5,221	5,403,712
2.85%, 05/13/22	16,710	17,472,356
2.88%, 11/09/22	1,720	1,821,297
3.00%, 05/15/24	10,699	11,574,410
3.38%, 08/01/23	6,636	7,192,434
3.63%, 02/12/24	17,691	19,497,002
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)(a)	551	567,487
3.30%, 09/29/24 (Call 07/29/24)(a)	2,165	2,319,670
3.38%, 06/15/21 (Call 04/15/21)	951	973,288
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	2,568	2,646,758
4.75%, 06/01/23(a)	10,360	10,941,135
4.75%, 01/01/25(a)	970	1,031,101
4.88%, 03/01/24 (Call 01/01/24)	2,503	2,660,488

		388,149,739

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,758	1,828,588
2.10%, 05/01/23(a)	1,962	2,055,232
2.25%, 11/15/22(a)	7,036	7,358,671
2.30%, 05/03/22(a)	6,362	6,594,068
2.45%, 11/15/21	538	544,058
3.25%, 03/15/24(a)	1,335	1,443,488
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	6,402	6,737,562
Procter & Gamble Co. (The)
1.70%, 11/03/21	5,150	5,254,668
2.15%, 08/11/22	8,289	8,628,013
2.30%, 02/06/22(a)	13,737	14,275,068
2.45%, 03/25/25 (Call 02/25/25)	987	1,070,376
3.10%, 08/15/23(a)	1,224	1,345,934
Unilever Capital Corp.
1.38%, 07/28/21	1,959	1,980,145
2.20%, 05/05/22 (Call 04/05/22)(a)	1,650	1,695,766
2.60%, 05/05/24 (Call 03/05/24)	2,880	3,080,623
3.00%, 03/07/22	3,475	3,633,325
3.13%, 03/22/23 (Call 02/22/23)(a)	5,709	6,065,173
3.25%, 03/07/24 (Call 02/07/24)(a)	7,226	7,865,321
3.38%, 03/22/25 (Call 01/22/25)	338	375,747

		81,831,826

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	4,647	4,798,532

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	5,000	4,141,381
3.30%, 01/23/23 (Call 12/23/22)	3,639	3,295,424
3.50%, 05/26/22 (Call 04/26/22)(a)	2,056	1,905,954
3.50%, 01/15/25 (Call 11/15/24)	2,882	2,397,892
3.95%, 02/01/22 (Call 01/01/22)(a)	2,965	2,792,687
4.13%, 07/03/23 (Call 06/03/23)	18,255	16,266,128
4.45%, 12/16/21 (Call 11/16/21)	1,253	1,190,122
4.63%, 07/01/22(a)	1,051	987,081
4.88%, 01/16/24 (Call 12/16/23)(a)	816	717,077
5.00%, 10/01/21	5,509	5,373,657

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
AIG Global Funding
1.90%, 10/06/21(a)(b)	$1,241	$1,255,689
2.30%, 07/01/22(a)(b)	2,215	2,280,602
2.70%, 12/15/21(a)(b)	100	102,218
3.35%, 06/25/21(b)	4,450	4,576,059
Air Lease Corp.
2.25%, 01/15/23(a)	4,682	4,364,234
2.30%, 02/01/25 (Call 01/01/25)(a)	1,175	1,023,869
2.63%, 07/01/22 (Call 06/01/22)	3,548	3,361,075
2.75%, 01/15/23 (Call 12/15/22)	1,472	1,354,679
3.00%, 09/15/23 (Call 07/15/23)(a)	1,617	1,486,212
3.25%, 03/01/25 (Call 01/01/25)(a)	60	54,909
3.38%, 06/01/21	5,166	4,974,724
3.50%, 01/15/22	4,350	4,162,865
3.75%, 02/01/22 (Call 12/01/21)(a)	747	712,374
3.88%, 07/03/23 (Call 06/03/23)	8,749	8,239,494
4.25%, 02/01/24 (Call 01/01/24)(a)	6,032	5,725,647
4.25%, 09/15/24 (Call 06/15/24)	2,755	2,582,995
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	3,200	2,667,348
4.40%, 09/25/23 (Call 08/25/23)	4,865	4,103,511
5.00%, 04/01/23(a)	6,198	5,444,481
5.50%, 02/15/22	2,548	2,394,714
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	7,130	7,201,942
4.13%, 02/13/22	2,341	2,392,994
4.63%, 05/19/22(a)	1,836	1,891,080
5.13%, 09/30/24(a)	3,945	4,110,971
5.80%, 05/01/25 (Call 04/01/25)	603	662,172
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	16,199	16,810,081
2.50%, 07/30/24 (Call 06/30/24)(a)	7,837	8,253,909
2.65%, 12/02/22(a)	9,649	10,080,921
2.75%, 05/20/22 (Call 04/20/22)	16,047	16,661,110
3.00%, 10/30/24 (Call 09/29/24)	8,645	9,273,777
3.40%, 02/27/23 (Call 01/27/23)(a)	10,610	11,307,695
3.40%, 02/22/24 (Call 01/22/24)(a)	15,049	16,286,016
3.63%, 12/05/24 (Call 11/04/24)(a)	5,490	6,028,487
3.70%, 11/05/21 (Call 10/05/21)	11,226	11,679,331
3.70%, 08/03/23 (Call 07/03/23)	4,165	4,490,429
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	2,721	2,814,165
Ameriprise Financial Inc.
3.00%, 03/22/22(a)	6,670	6,924,687
3.00%, 04/02/25 (Call 03/02/25)	514	553,232
3.70%, 10/15/24	3,021	3,326,609
4.00%, 10/15/23(a)	6,189	6,850,115
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	268	244,467
Apollo Management Holdings LP
4.00%, 05/30/24(b)	605	635,059
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	3,710	3,333,889
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	11,095	8,492,522
3.63%, 05/01/22 (Call 04/01/22)(b)	7,559	6,725,014
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	13,240	10,924,455
5.13%, 10/01/23 (Call 09/01/23)(b)	969	819,091
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	1,835	1,548,650
5.50%, 01/15/23 (Call 12/15/22)(b)	530	467,130

Security	Par (000)	Value

Diversified Financial Services (continued)
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	$2,793	$2,610,566
5.38%, 07/24/23	5,431	5,464,849
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	769	768,302
2.75%, 09/18/22 (Call 08/18/22)(b)	1,762	1,765,134
3.25%, 04/29/25 (Call 03/29/25)(b)	10,400	10,532,495
3.50%, 10/10/24 (Call 09/10/24)(b)	7,115	7,295,513
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	2,931	3,126,778
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(a)(b)	3,045	3,101,118
6.50%, 06/17/22(b)	1,300	1,344,785
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	9,590	9,607,012
2.28%, 01/28/26 (Call 01/28/25)(c)	5,350	5,260,064
3.38%, 02/15/23(a)	20,060	20,726,703
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	350	359,566
3.05%, 03/09/22 (Call 02/09/22)	5,117	5,280,075
3.20%, 01/30/23 (Call 12/30/22)(a)	10,096	10,453,339
3.20%, 02/05/25 (Call 01/05/25)	3,411	3,539,830
3.30%, 10/30/24 (Call 09/30/24)	3,468	3,608,614
3.50%, 06/15/23(a)	5,057	5,332,788
3.75%, 04/24/24 (Call 03/24/24)(a)	2,539	2,681,147
3.90%, 01/29/24 (Call 12/29/23)	7,133	7,545,108
4.25%, 04/30/25 (Call 03/31/25)(a)	2,470	2,691,196
4.75%, 07/15/21(a)	5,236	5,449,245
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(b)	85	89,934
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	18,489	19,457,120
3.00%, 03/10/25 (Call 12/10/24)(a)	450	488,328
3.23%, 09/01/22	50	52,734
3.55%, 02/01/24 (Call 01/01/24)(a)	5,574	6,082,707
3.85%, 05/21/25 (Call 03/21/25)	3,456	3,928,854
4.20%, 03/24/25 (Call 02/22/25)	5,240	5,998,265
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	4,600	5,187,972
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	100	108,860
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	4,930	5,117,244
CME Group Inc.
3.00%, 09/15/22(a)	5,634	5,972,448
3.00%, 03/15/25 (Call 12/15/24)	110	120,662
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	6,010	6,169,438
Discover Financial Services
3.85%, 11/21/22(a)	3,079	3,188,270
3.95%, 11/06/24 (Call 08/06/24)	3,335	3,531,444
5.20%, 04/27/22(a)	240	252,834
Eaton Vance Corp., 3.63%, 06/15/23(a)	475	507,437
Franklin Resources Inc., 2.85%, 03/30/25	60	64,172
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	8,151	8,269,547
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(b)	7,680	7,703,424
International Lease Finance Corp.
5.88%, 08/15/22	5,508	5,555,622
8.63%, 01/15/22(a)	1,337	1,370,280
Invesco Finance PLC
3.13%, 11/30/22(a)	877	920,973
4.00%, 01/30/24(a)	311	330,186
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,938	4,234,413

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC, 5.13%, 01/20/23	$1,420	$1,527,824
Lazard Group LLC, 3.75%, 02/13/25	2,904	3,094,879
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	2,550	2,561,017
Legg Mason Inc., 3.95%, 07/15/24(a)	840	870,353
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	5,619	5,748,579
2.00%, 03/03/25 (Call 02/03/25)(a)	5,016	5,300,923
3.38%, 04/01/24	2,515	2,785,405
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	4,250	4,334,743
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	450	476,671
3.96%, 09/19/23 (Call 08/19/23)(b)	11,283	12,113,410
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	2,029	2,235,756
Nomura Holdings Inc., 2.65%, 01/16/25(a)	13,880	14,318,370
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	10,849	11,929,849
ORIX Corp.
2.90%, 07/18/22	2,458	2,542,140
3.25%, 12/04/24(a)	380	405,671
4.05%, 01/16/24(a)	7,425	8,037,268
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	1,930	1,634,930
5.25%, 08/15/22 (Call 07/15/22)(b)	9,443	8,332,429
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	11,680	10,032,778
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	5,000	5,171,750
REC Ltd., 5.25%, 11/13/23(a)(b)	5,085	5,327,905
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,027	2,129,522
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	3,612	3,544,568
3.75%, 08/15/21 (Call 06/15/21)(a)	2,463	2,498,082
4.25%, 08/15/24 (Call 05/15/24)	7,059	7,055,446
4.38%, 03/19/24 (Call 02/19/24)	7,390	7,459,767
USAA Capital Corp., 1.50%, 05/01/23(b)	350	356,376
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	3,815	3,964,477
2.80%, 12/14/22 (Call 10/14/22)(a)	17,234	18,197,654
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	3,050	3,146,806
3.60%, 03/15/22 (Call 02/15/22)(a)	3,313	3,448,623
4.25%, 06/09/23 (Call 05/09/23)(a)	8,922	9,619,410

		664,175,878

Electric — 5.1%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	5,860	5,970,520
3.63%, 01/12/23(b)	14,760	15,340,127
4.38%, 04/23/25(b)	2,015	2,201,387
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,460	1,502,483
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23(a)	1,375	1,501,027
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	3,385	3,495,577
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(a)(b)	9,698	10,352,341
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	6,012	6,389,063
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	1,691	1,748,391
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	445	463,935
Series I, 3.65%, 12/01/21(a)	7,305	7,572,816
American Transmission Systems Inc., 5.25%, 01/15/22(b)	10,640	11,330,556
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	740	807,754

Security	Par (000)	Value

Electric (continued)
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	$75	$78,714
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	4,247	4,521,448
3.20%, 04/15/25 (Call 03/15/25)	869	929,762
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	975	1,010,051
3.35%, 07/01/23 (Call 04/01/23)	1,152	1,228,488
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	10,142	10,696,658
3.50%, 02/01/25 (Call 11/01/24)	2,370	2,598,416
3.75%, 11/15/23 (Call 08/15/23)(a)	1,841	2,018,706
4.05%, 04/15/25 (Call 03/15/25)(b)	5,090	5,739,593
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	499	535,924
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	221	224,000
2.25%, 08/01/22 (Call 05/01/22)	375	385,426
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)(a)	10,159	10,472,067
2.50%, 09/01/24 (Call 08/01/24)	2,162	2,242,885
3.60%, 11/01/21	5,302	5,497,435
3.85%, 02/01/24 (Call 01/01/24)(a)	4,215	4,554,849
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(b)	640	655,145
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	250	292,134
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	516	552,156
5.05%, 03/15/22 (Call 12/15/21)	1,110	1,171,528
Comision Federal de Electricidad, 4.88%, 01/15/24(a)(b)	10,592	11,174,560
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)(a)	6,386	6,531,877
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,616	1,675,750
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	200	207,520
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)(a)	811	842,474
3.13%, 08/31/24 (Call 05/31/24)(a)	565	612,915
3.38%, 08/15/23 (Call 05/15/23)	1,378	1,484,681
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	413	446,763
Dominion Energy Inc.
2.45%, 01/15/23(a)(b)	11,480	11,887,438
2.72%, 08/15/21(f)	3,005	3,046,093
3.07%, 08/15/24(f)	15,083	15,963,103
5.75%, 10/01/54 (Call 10/01/24)(a)(c)	410	418,693
Series A, 3.30%, 03/15/25 (Call 02/15/25)	110	118,645
Series B, 2.75%, 01/15/22 (Call 12/15/21)(a)	2,781	2,861,026
Series B, 2.75%, 09/15/22 (Call 06/15/22)	3,113	3,237,316
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,842	1,867,069
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	596	615,713
3.38%, 03/01/25 (Call 12/01/24)	155	169,706
3.65%, 03/15/24 (Call 12/15/23)	509	552,041
DTE Energy Co.
2.25%, 11/01/22	1,828	1,885,774
Series B, 2.60%, 06/15/22(a)	1,955	2,003,441
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,396	2,494,035
Series C, 2.53%, 10/01/24	6,236	6,444,280
Series C, 3.50%, 06/01/24 (Call 03/01/24)(a)	4,762	5,086,844

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series D, 3.70%, 08/01/23 (Call 07/01/23)	$11,049	$11,824,750
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,049	1,133,366
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,637	1,714,715
3.05%, 03/15/23 (Call 02/15/23)(a)	859	914,088
3.35%, 05/15/22	4,919	5,180,275
3.90%, 06/15/21 (Call 03/15/21)	1,972	2,023,606
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	12,373	12,516,323
2.40%, 08/15/22 (Call 07/15/22)(a)	3,001	3,106,520
3.05%, 08/15/22 (Call 05/15/22)	8,264	8,615,180
3.55%, 09/15/21 (Call 06/15/21)	2,829	2,908,822
3.75%, 04/15/24 (Call 01/15/24)(a)	9,995	10,964,796
3.95%, 10/15/23 (Call 07/15/23)	4,752	5,192,693
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)(a)	936	955,836
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	748	812,555
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	2,684	2,789,643
3.00%, 09/15/21 (Call 06/15/21)(a)	1,947	1,989,008
3.38%, 09/01/23 (Call 08/01/23)(a)	4,325	4,661,444
Duquesne Light Holdings Inc., 5.90%, 12/01/21(b)	140	146,855
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	5,439	5,475,556
2.95%, 03/15/23 (Call 01/15/23)	4,504	4,594,708
3.13%, 11/15/22 (Call 10/15/22)(a)	1,960	2,017,338
3.55%, 11/15/24 (Call 10/15/24)	5,204	5,416,244
4.95%, 04/15/25 (Call 03/15/25)	1,584	1,732,644
EDP Finance BV, 3.63%, 07/15/24(a)(b)	7,355	7,870,414
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	21,550	21,873,250
5.63%, (Call 01/22/24)(a)(b)(c)(d)	695	708,900
Enel Finance International NV
2.65%, 09/10/24(b)	15,630	16,272,148
2.75%, 04/06/23(a)(b)	7,115	7,342,536
2.88%, 05/25/22(a)(b)	12,255	12,576,347
4.25%, 09/14/23(a)(b)	18,095	19,524,592
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	90	94,546
Engie SA, 2.88%, 10/10/22(a)(b)	2,063	2,127,773
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	1,656	1,799,689
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	15,758	16,594,679
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	85	100,621
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)(a)	2,354	2,557,818
5.40%, 11/01/24(a)	425	504,222
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)	101	107,422
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	7,094	7,425,238
4.85%, 06/01/21 (Call 03/01/21)	775	796,944
5.29%, 06/15/22 (Call 03/15/22)(a)(f)	1,789	1,916,036
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	1,124	1,181,801
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	3,369	3,519,080
Series H, 3.15%, 01/15/25 (Call 10/15/24)	635	683,424
Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	4,162	4,294,006
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	3,591	3,838,377
Series N, 3.80%, 12/01/23 (Call 11/01/23)	6,575	7,187,746

Security	Par (000)	Value

Electric (continued)
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	$11,310	$11,764,295
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	3,945	4,079,250
4.25%, 06/15/22 (Call 03/15/22)	3,660	3,855,932
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	386	393,569
Series A, 2.85%, 07/15/22 (Call 05/15/22)	3,125	3,223,747
Series B, 4.25%, 03/15/23 (Call 12/15/22)	3,666	3,959,399
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)(b)	241	271,134
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	6,319	6,681,653
2.85%, 04/01/25 (Call 03/01/25)	5,965	6,487,078
3.25%, 06/01/24 (Call 12/01/23)	4,359	4,760,668
Georgia Power Co.
2.85%, 05/15/22(a)	1,608	1,663,036
Series A, 2.10%, 07/30/23	3,676	3,813,740
Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	10,167	10,619,815
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)	633	664,951
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	2,244	2,430,952
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	205	216,315
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)(b)	2,075	2,338,940
Series 6, 5.00%, 11/12/24(b)	7,875	8,682,187
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	5,461	5,670,102
3.65%, 06/15/24 (Call 03/15/24)	1,429	1,543,590
4.05%, 07/01/23 (Call 04/01/23)(a)	445	476,858
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	1,516	1,699,431
Korea East-West Power Co. Ltd.
2.63%, 06/19/22(b)	960	987,518
3.88%, 07/19/23(a)(b)	5,640	6,134,066
Korea Electric Power Corp., 2.50%, 06/24/24(b)	900	948,435
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,830	7,105,082
LG&E & KU Energy LLC, 4.38%, 10/01/21 (Call 07/01/21)	792	819,692
Metropolitan Edison Co., 3.50%, 03/15/23 (Call 12/15/22)(b)	100	104,697
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)(a)	2,111	2,330,946
3.70%, 09/15/23 (Call 06/15/23)(a)	270	294,884
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	936	1,025,190
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	10,671	10,921,443
2.30%, 09/15/22 (Call 08/15/22)	1,560	1,607,292
2.40%, 04/25/22 (Call 03/25/22)	2,147	2,215,665
2.70%, 02/15/23 (Call 12/15/22)	1,246	1,299,366
2.85%, 01/27/25 (Call 10/27/24)(a)	2,611	2,837,353
2.95%, 02/07/24 (Call 12/07/23)(a)	3,457	3,733,216
3.05%, 02/15/22 (Call 11/15/21)(a)	1,411	1,461,130
3.40%, 11/15/23 (Call 08/15/23)(a)	1,481	1,590,498
4.75%, 04/30/43 (Call 04/30/23)(c)	1,796	1,791,976
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	250	256,166

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.40%, 09/01/21	$3,709	$3,795,038
2.75%, 05/01/25 (Call 04/01/25)	5,060	5,427,345
2.80%, 01/15/23 (Call 12/15/22)	3,306	3,455,662
2.90%, 04/01/22	5,063	5,258,355
3.15%, 04/01/24 (Call 03/01/24)	14,131	15,158,734
3.20%, 02/25/22	80	83,447
4.50%, 06/01/21 (Call 03/01/21)	1,359	1,393,674
Niagara Mohawk Power Corp.
2.72%, 11/28/22(a)(b)	50	51,224
3.51%, 10/01/24 (Call 07/01/24)(b)	677	743,013
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	534	550,048
2.60%, 05/15/23 (Call 11/15/22)(a)	635	658,850
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	3,234	3,355,900
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)(a)	621	642,749
Ohio Power Co., Series M, 5.38%, 10/01/21	8,302	8,823,656
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	5,425	5,828,887
4.10%, 06/01/22 (Call 03/01/22)	999	1,053,403
7.00%, 09/01/22(a)	745	846,624
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)(a)	2,849	2,953,805
2.95%, 06/01/23 (Call 03/01/23)	310	328,872
3.60%, 04/01/24 (Call 01/01/24)	943	1,031,881
3.85%, 06/15/21 (Call 03/15/21)	581	596,299
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,118	1,132,725
2.38%, 09/15/22 (Call 06/15/22)(a)	157	161,512
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(a)(b)	6,694	7,011,965
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,124	5,555,921
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)(a)	6,867	7,185,881
3.50%, 12/01/22 (Call 09/01/22)	1,488	1,556,527
3.95%, 03/15/24 (Call 12/15/23)	846	906,123
4.20%, 06/15/22 (Call 03/15/22)(a)	1,391	1,471,921
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)(a)	200	205,314
3.00%, 09/15/21 (Call 06/15/21)	459	470,406
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	6,100	6,327,213
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	678	692,382
3.85%, 06/01/23 (Call 05/01/23)(a)	10,652	11,471,482
4.30%, 11/15/23 (Call 08/15/23)	178	195,530
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)(a)	500	513,015
2.50%, 03/15/23 (Call 09/15/22)(a)	310	321,016
2.90%, 05/15/25 (Call 11/15/24)	825	885,742
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	27	29,090
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	339	353,168
3.00%, 05/15/25 (Call 02/15/25)	1,160	1,253,196
3.25%, 09/01/23 (Call 08/01/23)(a)	4,235	4,564,844
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)(a)	1,790	1,814,645
2.65%, 11/15/22 (Call 10/15/22)	3,396	3,532,127
2.88%, 06/15/24 (Call 05/15/24)	6,175	6,557,538
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,870	1,914,922

Security	Par (000)	Value

Electric (continued)
5.63%, 07/15/22 (Call 04/15/22)	$585	$622,480
6.00%, 09/01/21(a)	2,173	2,285,103
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	3,002	3,071,326
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	440	470,412
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	4,650	4,825,305
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	7,880	8,352,800
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	8,697	8,975,090
2.90%, 02/01/23 (Call 01/01/23)	2,535	2,637,787
3.55%, 06/15/24 (Call 03/15/24)	6,523	6,992,714
4.05%, 12/01/23 (Call 09/01/23)	1,345	1,460,929
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	2,838	2,900,104
Series B, 2.40%, 02/01/22 (Call 12/01/21)	1,642	1,658,669
Series C, 3.50%, 10/01/23 (Call 07/01/23)	4,371	4,631,025
Series D, 3.40%, 06/01/23 (Call 05/01/23)	5,080	5,399,874
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	6,663	6,777,200
2.95%, 07/01/23 (Call 05/01/23)	13,383	14,128,629
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(c)	550	557,661
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	2,332	2,394,487
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	4,410	4,600,925
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	3,175	3,462,802
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(a)(b)	5,127	5,242,853
3.75%, 05/02/23(a)(b)	7,650	8,115,278
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,391	1,496,090
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)	30	32,702
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	542,117
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,187	1,276,851
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	1,540	1,580,495
3.45%, 09/01/22 (Call 06/01/22)	145	152,091
3.45%, 02/15/24 (Call 11/15/23)(a)	1,297	1,390,558
Series A, 3.10%, 05/15/25 (Call 02/15/25)	786	851,840
Series C, 2.75%, 03/15/23 (Call 12/15/22)	9,812	10,293,688
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	11,644	11,902,903
WEC Energy Group Inc.
3.10%, 03/08/22	4,841	4,998,224
3.38%, 06/15/21	2,546	2,618,160
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	829	859,754
2.95%, 09/15/21 (Call 06/15/21)	605	615,477
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)	295	302,501
Wisconsin Public Service Corp., 3.35%, 11/21/21	4,296	4,464,563
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	775	793,735

		847,911,823

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	9,063	9,296,167

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
2.63%, 02/15/23 (Call 11/15/22)(a)	$311	$324,147
Schneider Electric SE, 2.95%, 09/27/22(b)	747	779,745

		10,400,059

Electronics — 0.6%
ABB Installation Products Inc., 5.63%, 11/15/21	345	366,238
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)(a)	5,601	5,842,124
3.88%, 07/15/23 (Call 04/15/23)	4,005	4,302,964
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)(a)	1,477	1,493,675
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	265	269,952
3.20%, 04/01/24 (Call 02/01/24)	3,178	3,369,362
4.00%, 02/01/22 (Call 11/01/21)	201	208,286
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	5,940	6,228,459
3.50%, 04/01/22 (Call 02/01/22)	82	84,109
4.50%, 03/01/23 (Call 12/01/22)(a)	3,751	3,960,695
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	371	381,125
4.88%, 12/01/22(a)	6,444	6,815,188
Flex Ltd., 5.00%, 02/15/23	4,599	4,816,860
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	305	306,713
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	1,968	1,985,939
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	1,230	1,252,362
1.85%, 11/01/21 (Call 10/01/21)	16,289	16,621,873
2.15%, 08/08/22 (Call 07/08/22)	3,200	3,320,747
2.30%, 08/15/24 (Call 07/15/24)(a)	6,356	6,752,643
3.35%, 12/01/23(a)	343	374,360
Hubbell Inc., 3.63%, 11/15/22(a)	200	207,439
Jabil Inc., 4.70%, 09/15/22	2,466	2,595,533
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	1,651	1,827,938
Legrand France SA, 8.50%, 02/15/25(a)	530	708,900
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(a)	2,012	2,088,900
2.80%, 12/15/21 (Call 11/15/21)	2,935	3,016,527
3.65%, 09/15/23 (Call 08/15/23)	8,542	9,228,173
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	4,298	4,308,928
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)(a)	5,465	5,721,978
4.75%, 12/01/24 (Call 09/01/24)(a)	1,614	1,725,479
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	315	340,970
3.50%, 02/03/22 (Call 11/03/21)(a)	512	530,057

		101,054,496

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	600	615,283

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,339	1,214,231
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	590	607,539

		1,821,770

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	2,475	2,618,811
3.20%, 03/15/25 (Call 12/15/24)(a)	1,182	1,288,647
3.55%, 06/01/22 (Call 03/01/22)	18,899	19,825,506

Security	Par (000)	Value

Environmental Control (continued)
4.75%, 05/15/23 (Call 02/15/23)(a)	$4,393	$4,876,969
5.25%, 11/15/21	720	766,053
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	8,511	8,968,396
2.90%, 09/15/22 (Call 06/15/22)	9,103	9,516,458
2.95%, 06/15/24 (Call 05/15/24)(a)	6,234	6,659,890
3.13%, 03/01/25 (Call 12/01/24)	25	27,350
3.50%, 05/15/24 (Call 02/15/24)	785	856,039

		55,404,119

Food — 1.5%
Campbell Soup Co.
2.50%, 08/02/22(a)	1,302	1,344,282
3.30%, 03/19/25 (Call 12/19/24)	596	640,618
3.65%, 03/15/23 (Call 02/15/23)(a)	8,629	9,197,973
3.95%, 03/15/25 (Call 01/15/25)	2,371	2,632,699
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	500	522,787
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	8,850	9,273,087
3.25%, 09/15/22	966	1,013,416
3.80%, 10/22/21(a)	12,312	12,795,227
4.30%, 05/01/24 (Call 04/01/24)	3,948	4,353,816
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	1,456	1,476,613
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	14,325	15,058,717
3.00%, 06/15/22(a)(b)	2,523	2,626,407
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	10	10,367
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	1,994	2,073,493
3.15%, 12/15/21 (Call 09/15/21)	9,306	9,576,030
3.65%, 02/15/24 (Call 11/15/23)(a)	5,662	6,199,773
3.70%, 10/17/23 (Call 09/17/23)	5,228	5,698,613
4.00%, 04/17/25 (Call 02/17/25)	5,678	6,443,098
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,900	5,163,314
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	3,650	3,829,121
2.63%, 05/01/23 (Call 02/01/23)	551	582,538
3.38%, 05/15/23 (Call 04/15/23)	5,705	6,174,855
JM Smucker Co. (The)
3.00%, 03/15/22	1,054	1,082,539
3.50%, 10/15/21	2,408	2,508,013
3.50%, 03/15/25(a)	266	293,110
Kellogg Co.
2.65%, 12/01/23(a)	3,719	3,922,343
3.13%, 05/17/22(a)	2,313	2,412,215
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	5,050	5,244,339
Kraft Heinz Foods Co., 4.88%, 02/15/25 (Call 06/04/20)(b)	130	133,165
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	8,112	8,473,041
2.95%, 11/01/21 (Call 10/01/21)(a)	3,555	3,662,106
3.40%, 04/15/22 (Call 01/15/22)(a)	3,213	3,363,084
3.85%, 08/01/23 (Call 05/01/23)(a)	1,314	1,427,902
4.00%, 02/01/24 (Call 11/01/23)(a)	3,968	4,355,696
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(a)(b)	2,084	2,238,862
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	950	990,781
3.15%, 08/15/24 (Call 06/15/24)(a)	4,066	4,388,212
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(a)(b)	10,780	10,959,241

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
2.13%, 09/19/22(a)(b)	$1,160	$1,191,460
2.25%, 09/19/24 (Call 08/19/24)(b)	7,250	7,589,970
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,860	1,889,683
2.13%, 04/13/23 (Call 03/13/23)	620	640,532
3.63%, 05/07/23 (Call 04/07/23)(a)	10,665	11,478,210
4.00%, 02/01/24 (Call 11/01/23)(a)	225	249,950
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	5,998	6,184,504
3.35%, 09/24/23 (Call 08/24/23)(b)	9,360	10,169,228
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	3,005	3,088,253
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(a)(b)	597	589,186
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	8,913	9,036,984
2.60%, 06/12/22	4,795	4,941,928
3.55%, 03/15/25 (Call 01/15/25)	304	319,592
5.65%, 04/01/25 (Call 03/01/25)	5,612	6,410,315
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)(a)	6,986	7,096,746
3.90%, 09/28/23 (Call 08/28/23)(a)	5,797	6,321,521
3.95%, 08/15/24 (Call 05/15/24)	6,525	7,198,010
4.50%, 06/15/22 (Call 03/15/22)	8,344	8,858,716

		255,396,281

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	520	541,689
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	246	250,661
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	1,044	1,033,571
5.25%, 05/12/24(a)	3,210	3,348,030
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	660	677,498
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	840	893,942
8.00%, 01/15/24(a)	1,812	2,227,140
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)(a)	3,127	3,424,267
7.50%, 08/15/21(a)	1,903	2,042,473
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,472	1,494,637

		15,933,908

Gas — 0.2%
APT Pipelines Ltd.
3.88%, 10/11/22(b)	335	350,031
4.20%, 03/23/25 (Call 12/23/24)(b)	125	134,605
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	3,042	3,223,090
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	1,010	1,054,217
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	688	740,014
3.60%, 12/15/24 (Call 09/15/24)	1,657	1,804,247
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,860	5,064,196
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	565	561,643
4.90%, 12/01/21 (Call 09/01/21)(a)	525	538,951
NiSource Inc.
2.65%, 11/17/22 (Call 10/17/22)	1,800	1,860,121
3.65%, 06/15/23 (Call 05/15/23)	5,736	6,143,124
3.85%, 02/15/23 (Call 11/15/22)	135	142,112

Security	Par (000)	Value

Gas (continued)
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	$7,210	$7,444,504
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	2,505	2,695,751
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,266	1,319,855
3.50%, 09/15/21 (Call 06/15/21)	690	703,656
Southern Star Central Corp., 5.13%, 07/15/22 (Call 06/29/20)(a)(b)	1,233	1,233,358
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	785	817,487

		35,830,962

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
2.90%, 11/01/22(a)	446	466,029
3.40%, 12/01/21 (Call 09/01/21)(a)	7,879	8,123,081
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	5,060	5,016,428

		13,605,538

Health Care – Products — 0.9%
Abbott Laboratories
2.55%, 03/15/22(a)	1,530	1,587,018
2.95%, 03/15/25 (Call 12/15/24)(a)	1,759	1,938,863
3.40%, 11/30/23 (Call 09/30/23)(a)	11,488	12,581,681
Boston Scientific Corp.
3.38%, 05/15/22	2,066	2,162,771
3.45%, 03/01/24 (Call 02/01/24)	10,281	10,996,821
3.85%, 05/15/25	1,783	1,970,529
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)(a)	2,678	2,844,522
3.20%, 06/15/22 (Call 03/15/22)	2,736	2,868,603
DH Europe Finance II Sarl
2.05%, 11/15/22(a)	5,690	5,861,050
2.20%, 11/15/24 (Call 10/15/24)(a)	7,593	7,934,505
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	245	257,669
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	325	343,172
3.15%, 03/15/22(a)	19,131	20,039,387
3.50%, 03/15/25	6,924	7,844,033
3.63%, 03/15/24 (Call 12/15/23)	5,580	6,152,656
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	4,819	5,259,007
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)(a)	15,066	16,043,491
4.13%, 03/25/25 (Call 02/25/25)(a)	6,036	6,868,747
4.15%, 02/01/24 (Call 11/01/23)(a)	8,082	9,002,606
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	3,830	3,960,914
3.38%, 11/30/21 (Call 08/30/21)	2,080	2,134,001
3.55%, 04/01/25 (Call 01/01/25)	7,750	8,341,443
3.70%, 03/19/23 (Call 02/19/23)(a)	7,984	8,434,046

		145,427,535

Health Care – Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	7,250	7,513,852
2.80%, 06/15/23 (Call 04/15/23)(a)	18,771	19,630,438
3.50%, 11/15/24 (Call 08/15/24)	2,230	2,409,125
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	3,510	3,690,233
2.95%, 12/01/22 (Call 11/01/22)	4,572	4,802,230
3.13%, 05/15/22	12,200	12,772,585
3.30%, 01/15/23	20,411	21,659,888

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.35%, 12/01/24 (Call 10/01/24)	$4,995	$5,445,833
3.50%, 08/15/24 (Call 05/15/24)(a)	6,916	7,564,881
3.70%, 08/15/21 (Call 05/15/21)	1,679	1,728,879
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)(a)	628	635,468
2.95%, 11/01/22(a)	467	483,060
4.20%, 08/01/23(a)	483	509,409
Dignity Health, 3.81%, 11/01/24	434	448,369
Fresenius Medical Care U.S. Finance II Inc.
4.75%, 10/15/24 (Call 07/17/24)(b)	50	54,139
5.88%, 01/31/22(a)(b)	2,043	2,169,507
HCA Inc.
4.75%, 05/01/23(a)	13,708	14,835,033
5.00%, 03/15/24	8,748	9,636,244
5.25%, 04/15/25(a)	5,437	6,161,908
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	3,028	3,172,124
3.15%, 12/01/22 (Call 09/01/22)(a)	7,606	7,968,908
3.85%, 10/01/24 (Call 07/01/24)(a)	2,515	2,748,089
4.50%, 04/01/25 (Call 03/01/25)	5,545	6,276,899
Kaiser Foundation Hospitals, 3.50%, 04/01/22	205	215,367
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	2,987	3,111,328
3.20%, 02/01/22	4,968	5,151,061
3.25%, 09/01/24 (Call 07/01/24)(a)	4,650	5,003,336
3.60%, 02/01/25 (Call 11/01/24)(a)	4,326	4,751,610
3.75%, 08/23/22 (Call 05/23/22)(a)	7,578	8,008,677
4.00%, 11/01/23 (Call 08/01/23)	3,697	3,997,973
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	1,890	2,080,350
Roche Holdings Inc.
1.75%, 01/28/22 (Call 12/28/21)(a)(b)	3,023	3,074,412
2.88%, 09/29/21 (Call 07/29/21)(b)	300	306,516
3.25%, 09/17/23 (Call 08/17/23)(b)	250	271,292
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	535	595,667
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	924	975,684
UnitedHealth Group Inc.
2.38%, 10/15/22	7,178	7,475,219
2.38%, 08/15/24	5,966	6,334,836
2.75%, 02/15/23 (Call 11/15/22)	4,624	4,868,563
2.88%, 12/15/21	4,926	5,104,188
2.88%, 03/15/22 (Call 12/15/21)	7,689	7,962,816
2.88%, 03/15/23(a)	9,297	9,884,711
3.15%, 06/15/21	9,365	9,636,391
3.35%, 07/15/22	7,739	8,184,187
3.38%, 11/15/21 (Call 08/15/21)	3,257	3,366,285
3.50%, 06/15/23(a)	11,390	12,362,679
3.50%, 02/15/24	3,942	4,327,296
Universal Health Services Inc., 4.75%, 08/01/22 (Call 06/29/20)(b)	1,430	1,430,000

		260,797,545

Holding Companies – Diversified — 0.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	51,386
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,030	935,578
3.50%, 02/10/23 (Call 01/10/23)	6,423	6,289,695
3.63%, 01/19/22 (Call 12/19/21)	3,746	3,719,149
4.20%, 06/10/24 (Call 05/10/24)	6,508	6,225,450
4.25%, 03/01/25 (Call 01/01/25)(a)	1,204	1,169,826

Security	Par (000)	Value

Holding Companies – Diversified (continued)
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	$9,600	$9,552,000
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	1,460	1,465,592
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	410	420,551
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(a)(b)	850	869,052
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,300	1,385,807
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)(a)	1,195	1,030,999
4.63%, 07/15/24 (Call 06/15/24)	2,920	2,576,712
4.75%, 05/15/22 (Call 04/15/22)	2,099	2,010,092
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	4,303	4,304,767
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)(b)	5,200	5,438,734
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	300	310,974
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	450	484,349
Main Street Capital Corp., 5.20%, 05/01/24(a)	530	526,094
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	6,114	5,804,348
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,690	1,576,613
5.25%, 04/15/24 (Call 03/15/24)	500	500,295
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	168	155,610
Prospect Capital Corp., 5.88%, 03/15/23	2,620	2,475,733
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	3,288	3,104,373

		62,383,779

Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	5,571	5,763,721
4.38%, 09/15/22 (Call 06/15/22)	719	755,087
4.75%, 02/15/23 (Call 11/15/22)	5,065	5,385,666
5.75%, 08/15/23 (Call 05/15/23)(a)	1,372	1,519,075
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(a)	8,728	9,307,270

		22,730,819

Home Furnishings — 0.1%
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(a)(b)	4,180	4,253,003
2.68%, 07/19/24 (Call 06/19/24)(a)(b)	7,950	8,257,551
Whirlpool Corp.
3.70%, 03/01/23(a)	1,331	1,412,652
3.70%, 05/01/25	201	216,544
4.00%, 03/01/24(a)	5,505	5,809,376
4.70%, 06/01/22	760	805,630
4.85%, 06/15/21	2,292	2,371,164

		23,125,920

Household Products & Wares — 0.3%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)	2,595	2,698,241
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	970	996,411
2.88%, 10/01/22(a)	440	450,241
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	2,060	2,162,192
3.50%, 12/15/24 (Call 09/15/24)(a)	1,915	2,112,124
3.80%, 11/15/21(a)	85	88,517

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 03/01/22(a)	$921	$945,833
2.40%, 06/01/23(a)	1,005	1,049,923
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(a)(b)	16,867	17,311,941
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	14,785	15,613,144
3.63%, 09/21/23 (Call 06/21/23)(b)	200	213,799

		43,642,366

Insurance — 3.1%
Aflac Inc.
3.25%, 03/17/25	3,091	3,429,411
3.63%, 06/15/23(a)	3,794	4,106,674
3.63%, 11/15/24	4,001	4,464,654
Alleghany Corp., 4.95%, 06/27/22	141	150,553
Allstate Corp. (The)
3.15%, 06/15/23(a)	1,728	1,847,092
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	7,160	7,267,400
American International Group Inc.
4.13%, 02/15/24(a)	7,659	8,395,268
4.88%, 06/01/22	13,802	14,846,015
Aon Corp., 2.20%, 11/15/22	2,094	2,154,269
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)(a)	2,927	3,163,196
4.00%, 11/27/23 (Call 08/27/23)	4,992	5,442,439
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,450	1,520,073
Assurant Inc.
4.00%, 03/15/23(a)	1,065	1,115,884
4.20%, 09/27/23 (Call 08/27/23)	5,631	5,906,569
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	925	1,018,020
Athene Global Funding
2.50%, 01/14/25(b)	2,435	2,379,173
2.75%, 06/25/24(a)(b)	14,000	13,922,806
3.00%, 07/01/22(b)	3,873	3,908,387
4.00%, 01/25/22(b)	990	1,011,000
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	5,838	6,166,399
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	17,539	18,672,878
3.00%, 02/11/23(a)	2,166	2,332,131
3.40%, 01/31/22(a)	2,837	2,994,683
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	3,498	3,775,894
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	4,506	4,857,379
5.75%, 08/15/21	863	908,305
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	655	714,942
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(b)(c)(d)	10,060	10,563,000
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	321	323,854
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	715	730,439
Fidelity National Financial Inc., 5.50%, 09/01/22	617	661,717
First American Financial Corp.
4.30%, 02/01/23	460	484,590
4.60%, 11/15/24(a)	10	10,643
Globe Life Inc., 3.80%, 09/15/22	355	373,605
Guardian Life Global Funding
1.95%, 10/27/21(a)(b)	230	234,943
2.50%, 05/08/22(b)	322	331,954
2.90%, 05/06/24(a)(b)	5,545	5,910,536
3.40%, 04/25/23(a)(b)	160	169,340

Security	Par (000)	Value

Insurance (continued)
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	$3,000	$2,880,090
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	150	158,531
Jackson National Life Global Funding
2.10%, 10/25/21(b)	1,614	1,635,379
2.50%, 06/27/22(a)(b)	2,628	2,680,131
2.65%, 06/21/24(a)(b)	5,926	6,153,078
3.25%, 01/30/24(b)	399	414,354
3.30%, 06/11/21(b)	6,180	6,318,191
3.30%, 02/01/22(a)(b)	15,366	15,809,203
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	556	646,702
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	441	464,653
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	8,420	9,009,973
4.95%, 05/01/22(b)	600	633,575
Lincoln National Corp.
3.35%, 03/09/25	319	339,358
4.00%, 09/01/23(a)	1,205	1,304,351
4.20%, 03/15/22	983	1,039,944
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	7,845	8,168,316
Markel Corp.
3.63%, 03/30/23(a)	759	797,179
4.90%, 07/01/22(a)	628	671,359
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)(a)	6,476	6,693,215
3.30%, 03/14/23 (Call 01/14/23)	503	532,018
3.50%, 06/03/24 (Call 03/03/24)(a)	3,802	4,096,067
3.50%, 03/10/25 (Call 12/10/24)	575	622,349
3.88%, 03/15/24 (Call 02/15/24)(a)	14,150	15,523,636
4.05%, 10/15/23 (Call 07/15/23)(a)	3,302	3,601,092
4.80%, 07/15/21 (Call 04/15/21)	3,401	3,520,518
MassMutual Global Funding II
2.25%, 07/01/22(b)	1,185	1,219,541
2.50%, 04/13/22(a)(b)	7,070	7,278,125
2.50%, 10/17/22(a)(b)	2,425	2,527,763
2.75%, 06/22/24(a)(b)	6,100	6,507,161
2.95%, 01/11/25(b)	320	343,512
MetLife Inc.
3.00%, 03/01/25(a)	3,086	3,369,566
3.05%, 12/15/22(a)	4,434	4,715,528
3.60%, 04/10/24(a)	6,153	6,763,251
Series D, 4.37%, 09/15/23(a)	7,516	8,430,887
Metropolitan Life Global Funding I
1.95%, 09/15/21(b)	2,020	2,045,131
1.95%, 01/13/23(b)	2,676	2,745,234
2.40%, 06/17/22(b)	4,943	5,105,458
2.65%, 04/08/22(a)(b)	3,579	3,688,661
3.00%, 01/10/23(b)	1,597	1,683,049
3.38%, 01/11/22(b)	3,345	3,482,201
3.45%, 10/09/21(b)	9,510	9,856,181
3.60%, 01/11/24(a)(b)	8,265	8,994,977
3.88%, 04/11/22(b)	3,504	3,685,042
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	200	216,000
New York Life Global Funding
1.10%, 05/05/23(b)	320	323,827
1.70%, 09/14/21(b)	6,279	6,375,457
2.00%, 01/22/25(a)(b)	5,153	5,329,609
2.25%, 07/12/22(b)	6,013	6,237,228
2.30%, 06/10/22(b)	799	825,055

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.88%, 04/10/24(a)(b)	$8,025	$8,593,921
2.90%, 01/17/24(a)(b)	2,053	2,194,386
3.25%, 08/06/21(b)	6,151	6,352,084
Nippon Life Insurance Co.
5.00%, 10/18/42 (Call 10/18/22)(b)(c)	3,284	3,460,515
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	12,785	14,063,500
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	970	1,049,425
Pricoa Global Funding I
2.40%, 09/23/24(b)	2,248	2,365,086
3.45%, 09/01/23(a)(b)	9,978	10,709,154
Primerica Inc., 4.75%, 07/15/22(a)	1,151	1,204,453
Principal Financial Group Inc.
3.13%, 05/15/23(a)	116	121,360
3.30%, 09/15/22	1,204	1,249,342
3.40%, 05/15/25 (Call 02/15/25)	3,186	3,416,649
Principal Life Global Funding II
2.25%, 11/21/24(a)(b)	5,884	6,102,292
2.38%, 11/21/21(a)(b)	1,030	1,051,533
ProAssurance Corp., 5.30%, 11/15/23	4,378	4,587,886
Progressive Corp. (The), 3.75%, 08/23/21	2,335	2,420,560
Protective Life Global Funding
2.62%, 08/22/22(b)	3,375	3,425,562
2.92%, 04/15/22(b)	899	931,486
3.10%, 04/15/24(a)(b)	9,304	9,977,503
3.40%, 06/28/21(b)	550	566,906
Prudential Financial Inc.
3.50%, 05/15/24(a)	9,697	10,608,571
4.50%, 11/16/21	2,689	2,831,655
5.20%, 03/15/44 (Call 03/15/24)(c)	1,091	1,100,284
5.38%, 05/15/45 (Call 05/15/25)(c)	10,011	10,311,330
5.63%, 06/15/43 (Call 06/15/23)(a)(c)	1,158	1,198,912
5.88%, 09/15/42 (Call 09/15/22)(c)	12,614	13,264,882
QBE Insurance Group Ltd., 5.88%, (Call 05/12/25)(b)(c)(d)	5,000	5,117,500
Reinsurance Group of America Inc.
4.70%, 09/15/23(a)	265	279,378
5.00%, 06/01/21	676	700,181
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	465	467,296
2.50%, 10/30/24(b)	660	662,437
2.63%, 07/22/22(b)	470	475,059
3.85%, 09/19/23(b)	12,132	12,894,941
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(b)(c)	460	494,500
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	3,055	3,452,150
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	1,243	1,265,916
4.63%, 08/15/23	1,381	1,483,399
Unum Group
4.00%, 03/15/24(a)	2,111	2,185,130
4.50%, 03/15/25 (Call 02/15/25)	120	124,611
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	8,926	9,239,501
5.65%, 05/15/53 (Call 05/15/23)(c)	740	733,717
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	6,610	7,011,688
XLIT Ltd., 4.45%, 03/31/25	2,469	2,751,079

		514,225,541

Security	Par (000)	Value

Internet — 1.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	$4,330	$4,540,338
3.13%, 11/28/21 (Call 09/28/21)	3,230	3,320,810
3.60%, 11/28/24 (Call 08/28/24)	15,945	17,325,856
Alphabet Inc., 3.38%, 02/25/24	8,278	9,203,581
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	13,117	13,838,389
2.50%, 11/29/22 (Call 08/29/22)(a)	4,837	5,069,244
2.80%, 08/22/24 (Call 06/22/24)	19,702	21,416,683
3.30%, 12/05/21 (Call 10/05/21)	4,480	4,665,264
3.80%, 12/05/24 (Call 09/05/24)(a)	5,958	6,755,095
Baidu Inc.
2.88%, 07/06/22(a)	1,023	1,045,322
3.50%, 11/28/22	1,165	1,211,176
3.88%, 09/29/23 (Call 08/29/23)	12,165	12,951,844
4.38%, 05/14/24 (Call 04/14/24)(a)	1,260	1,367,667
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	5,345	5,548,512
3.65%, 03/15/25 (Call 12/15/24)	755	812,867
4.10%, 04/13/25 (Call 03/13/25)(a)	5,323	5,809,852
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	4,791	4,929,909
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	4,197	4,324,943
2.75%, 01/30/23 (Call 12/30/22)(a)	18,069	18,823,432
2.88%, 08/01/21 (Call 06/01/21)	3,928	4,012,856
3.45%, 08/01/24 (Call 05/01/24)(a)	1,656	1,787,944
3.80%, 03/09/22 (Call 02/09/22)	5,861	6,147,002
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	2,760	2,857,922
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	9,431	9,825,204
3.75%, 04/01/24 (Call 03/01/24)(a)	2,187	2,404,896
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	9,920	10,265,475
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	2,130	2,247,899
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	733	751,588

		183,261,570

Iron & Steel — 0.3%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	5,000	5,243,800
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	5,332	5,769,001
4.13%, 09/15/22 (Call 06/15/22)	8,029	8,554,695
POSCO
2.38%, 11/12/22(a)(b)	1,160	1,173,563
2.38%, 01/17/23(b)	1,195	1,205,085
2.50%, 01/17/25(b)	5,120	5,253,043
4.00%, 08/01/23(a)(b)	5,270	5,666,019
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	3,478	3,701,353
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	4,800	4,896,768
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	3,289	3,324,874
5.25%, 04/15/23 (Call 06/29/20)(a)	1,651	1,682,672
5.50%, 10/01/24 (Call 06/29/20)(a)	6,730	6,898,945

		53,369,818

Leisure Time — 0.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	5,000	5,323,762

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd., 10.88%, 06/01/23 (Call 03/01/23)(b)	$6,665	$6,966,010
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 06/09/20)(b)	500	469,840

		12,759,612

Lodging — 0.3%
Choice Hotels International Inc., 5.75%, 07/01/22	313	323,035
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)(a)	5,565	5,417,308
5.38%, 04/23/25 (Call 03/23/25)	100	104,637
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24).	11,211	10,876,017
Marriott International Inc./MD
2.13%, 10/03/22	430	416,578
2.30%, 01/15/22 (Call 12/15/21)	15,713	15,501,434
3.13%, 02/15/23 (Call 11/15/22)(a)	1,585	1,552,296
3.25%, 09/15/22 (Call 06/15/22)	1,896	1,891,715
3.60%, 04/15/24 (Call 03/15/24)	3,562	3,501,568
3.75%, 03/15/25 (Call 12/15/24)	931	903,143
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	585	586,759
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(a)	10,864	11,311,597

		52,386,087

Machinery — 1.3%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	9,147	9,471,732
3.38%, 04/03/23 (Call 03/03/23)(a)	874	916,758
Caterpillar Financial Services Corp.
0.95%, 05/13/22	600	603,755
1.45%, 05/15/25	760	778,383
1.70%, 08/09/21	6,422	6,508,557
1.90%, 09/06/22(a)	6,992	7,179,516
1.93%, 10/01/21	1,057	1,072,129
1.95%, 11/18/22(a)	2,198	2,268,267
2.15%, 11/08/24(a)	3,623	3,818,241
2.40%, 06/06/22(a)	3,997	4,155,250
2.55%, 11/29/22(a)	777	812,506
2.75%, 08/20/21(a)	482	494,114
2.85%, 06/01/22	2,897	3,015,173
2.85%, 05/17/24(a)	6,399	6,926,228
2.95%, 02/26/22	13,211	13,728,228
3.15%, 09/07/21	2,516	2,595,162
3.25%, 12/01/24(a)	3,952	4,366,142
3.30%, 06/09/24(a)	1,903	2,080,619
3.45%, 05/15/23(a)	7,252	7,884,725
3.65%, 12/07/23	5,688	6,248,954
3.75%, 11/24/23	1,583	1,743,139
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)(a)	2,246	2,324,486
3.40%, 05/15/24 (Call 02/15/24)(a)	8,155	8,952,571
CNH Industrial Capital LLC
3.88%, 10/15/21	45	45,671
4.20%, 01/15/24(a)	5,108	5,201,972
4.38%, 04/05/22(a)	1,514	1,558,384
CNH Industrial NV, 4.50%, 08/15/23(a)	6,839	7,163,026
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,124	4,277,208
2.75%, 04/15/25 (Call 03/15/25)	5,520	5,984,835
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	1,790	1,828,475
John Deere Capital Corp. 1.95%, 06/13/22(a)	7,886	8,115,099

Security	Par (000)	Value

Machinery (continued)
2.05%, 01/09/25(a)	$4,161	$4,376,005
2.15%, 09/08/22	3,947	4,071,681
2.30%, 06/07/21(a)	1,815	1,849,383
2.60%, 03/07/24(a)	1,502	1,598,058
2.65%, 01/06/22(a)	1,002	1,034,865
2.65%, 06/24/24	3,059	3,270,086
2.70%, 01/06/23	1,516	1,595,320
2.75%, 03/15/22(a)	756	783,775
2.80%, 01/27/23(a)	2,487	2,628,030
2.80%, 03/06/23	9,005	9,551,610
2.95%, 04/01/22	16,360	17,073,568
3.13%, 09/10/21	1,429	1,472,059
3.15%, 10/15/21	1,534	1,585,118
3.20%, 01/10/22	2,908	3,029,678
3.35%, 06/12/24	3,262	3,570,104
3.45%, 06/07/23(a)	6,208	6,713,375
3.45%, 01/10/24(a)	2,466	2,690,674
3.45%, 03/13/25(a)	1,896	2,121,791
3.65%, 10/12/23(a)	7,243	7,994,309
3.90%, 07/12/21	301	311,327
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	2,929	2,974,353
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	865	889,624
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	100	105,913
Westinghouse Air Brake Technologies Corp.
4.38%, 08/15/23 (Call 05/15/23)	632	644,876
4.40%, 03/15/24 (Call 02/15/24)	7,294	7,466,438
Xylem Inc./NY, 4.88%, 10/01/21	1,165	1,225,622

		222,746,947

Manufacturing — 0.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	4,163	4,217,360
1.75%, 02/14/23 (Call 01/14/23)	6,307	6,530,579
2.00%, 06/26/22	1,136	1,167,355
2.00%, 02/14/25 (Call 01/14/25)(a)	6,518	6,825,308
2.25%, 03/15/23 (Call 02/15/23)(a)	3,915	4,113,227
2.65%, 04/15/25 (Call 03/15/25)	310	334,552
2.75%, 03/01/22 (Call 02/01/22)(a)	6,829	7,116,330
3.00%, 09/14/21 (Call 08/14/21)	1,230	1,257,859
3.25%, 02/14/24 (Call 01/14/24)	3,401	3,695,863
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	752	792,821
3.75%, 11/15/22 (Call 08/15/22)	267	276,136
Eaton Corp., 2.75%, 11/02/22	19,069	19,934,371
General Electric Co.
2.70%, 10/09/22	12,030	12,274,277
3.10%, 01/09/23(a)	3,800	3,915,474
3.15%, 09/07/22	3,206	3,286,102
3.38%, 03/11/24(a)	3,316	3,412,655
3.45%, 05/15/24 (Call 02/13/24)(a)	4,553	4,669,818
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	230	236,712
3.50%, 03/01/24 (Call 12/01/23)(a)	3,687	4,039,007
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23 .	4,350	4,681,310
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	7,850	8,460,689
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	6,836	7,149,371
3.30%, 11/21/24 (Call 08/21/24)(a)	3,574	3,817,965
3.50%, 09/15/22	668	698,183

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	$2,050	$2,078,640
2.00%, 09/15/23(a)(b)	6,034	6,243,379
2.70%, 03/16/22(b)	12,925	13,396,404
2.90%, 05/27/22(a)(b)	683	713,721
3.13%, 03/16/24(a)(b)	5,345	5,749,727
3.25%, 05/27/25(b)	2,525	2,788,337
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	795	842,861
5.95%, 09/21/21 (Call 06/21/21)	2,750	2,881,268

		147,597,661

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	21,089	22,442,370
4.50%, 02/01/24 (Call 01/01/24)	11,012	12,195,823
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	2,153	2,619,378
Comcast Corp.
1.63%, 01/15/22 (Call 06/19/20)	5,289	5,407,608
2.75%, 03/01/23 (Call 02/01/23)(a)	16,556	17,505,003
2.85%, 01/15/23(a)	8,084	8,558,018
3.00%, 02/01/24 (Call 01/01/24)(a)	17,160	18,467,636
3.10%, 04/01/25 (Call 03/01/25)	5,608	6,127,747
3.13%, 07/15/22(a)	3,093	3,270,107
3.38%, 02/15/25 (Call 11/15/24)(a)	4,675	5,185,623
3.60%, 03/01/24(a)	11,317	12,518,591
3.70%, 04/15/24 (Call 03/15/24)(a)	14,065	15,532,956
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)(b)	9,990	10,457,946
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	3,722	3,948,387
3.25%, 12/15/22(a)(b)	7,122	7,481,394
3.85%, 02/01/25 (Call 11/01/24)(b)	605	657,360
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	9,344	9,719,542
3.45%, 03/15/25 (Call 12/15/24)(a)	40	41,777
3.80%, 03/13/24 (Call 01/13/24)(a)	180	190,102
3.90%, 11/15/24 (Call 08/15/24)(a)	2,220	2,374,126
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	5,534	5,905,219
3.67%, 01/25/22	896	934,146
4.03%, 01/25/24 (Call 12/25/23)	11,494	12,633,753
NBCUniversal Media LLC, 2.88%, 01/15/23(a)	3,433	3,651,307
Sky Ltd.
3.13%, 11/26/22(a)(b)	1,497	1,583,626
3.75%, 09/16/24(a)(b)	8,562	9,522,518
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	1,777	1,941,004
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	9,053	9,278,038
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	7,949	9,351,829
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	4,436	4,618,587
2.45%, 03/04/22	5,750	5,962,272
2.55%, 02/15/22	2,002	2,062,470
2.75%, 08/16/21	2,250	2,306,801
ViacomCBS Inc.
3.38%, 03/01/22 (Call 12/01/21)	200	205,180
3.50%, 01/15/25 (Call 10/15/24)(a)	2,877	2,978,100
3.70%, 08/15/24 (Call 05/15/24)(a)	3,230	3,409,667

Security	Par (000)	Value

Media (continued)
3.88%, 04/01/24 (Call 01/01/24)(a)	$2,257	$2,384,304
Walt Disney Co. (The)
1.65%, 09/01/22(a)	4,783	4,882,891
1.75%, 08/30/24 (Call 07/30/24)	10,470	10,779,714
3.00%, 09/15/22	10,976	11,508,190
3.35%, 03/24/25	614	676,148
3.70%, 09/15/24 (Call 06/15/24)(a)	3,934	4,368,718
4.00%, 10/01/23	1,944	2,120,548

		277,766,524

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	5,840	6,067,155
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	555	568,739

		6,635,894

Mining — 0.6%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	5,899	6,047,246
3.75%, 04/10/22(a)(b)	1,160	1,183,594
4.13%, 09/27/22(b)	1,245	1,268,873
4.88%, 05/14/25(b)	952	1,028,845
5.38%, 04/01/25 (Call 03/01/25)(b)	400	439,196
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,746	1,811,703
3.25%, 11/21/21(a)	1,843	1,920,872
3.85%, 09/30/23	3,202	3,522,758
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(b)	350	374,076
Fresnillo PLC, 5.50%, 11/13/23(b)	4,800	5,167,680
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)(b)	4,385	4,603,592
4.95%, 11/15/21(a)(b)	5,862	6,079,597
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,876	2,927,423
4.13%, 05/30/23(b)	10,958	11,563,101
4.13%, 03/12/24 (Call 02/12/24)(b)	9,457	10,005,011
4.63%, 04/29/24(a)(b)	8,196	8,767,917
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25 (Call 04/15/25)(b)	10,000	10,400,000
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	2,796	2,885,894
5.95%, 03/15/24 (Call 12/15/23)(a)	3,405	3,809,057
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.38%, 10/28/24(b)	4,800	4,956,000
6.63%, 10/14/22(b)	9,770	10,790,848
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	904	925,872
3.63%, 06/09/21 (Call 04/09/21)	5,250	5,353,883
3.70%, 03/15/23 (Call 12/15/22)	795	822,498
Southern Copper Corp., 3.50%, 11/08/22(a)	966	990,339

		107,645,875

Oil & Gas — 4.7%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(b)	6,649	6,419,998
4.75%, 06/15/24 (Call 06/15/21)(b)	2,953	2,953,992
BG Energy Capital PLC, 4.00%, 10/15/21(b)	1,586	1,641,458
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,905	1,937,830
2.52%, 09/19/22 (Call 08/19/22)	7,594	7,865,015
2.75%, 05/10/23	10,136	10,650,953
2.94%, 04/06/23	5,819	6,147,328

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.19%, 04/06/25 (Call 03/06/25)	$6,302	$6,861,534
3.22%, 11/28/23 (Call 09/28/23)	4,502	4,813,793
3.22%, 04/14/24 (Call 02/14/24)	6,360	6,822,235
3.25%, 05/06/22	11,274	11,774,229
3.79%, 02/06/24 (Call 01/06/24)	10,812	11,750,273
BP Capital Markets PLC
2.50%, 11/06/22	7,346	7,606,489
2.75%, 05/10/23	433	452,429
3.06%, 03/17/22	5,448	5,670,671
3.25%, 05/06/22(a)	953	994,492
3.51%, 03/17/25	930	1,023,718
3.54%, 11/04/24(a)	4,563	5,024,927
3.56%, 11/01/21	5,127	5,329,118
3.81%, 02/10/24	5,115	5,595,923
3.99%, 09/26/23	3,800	4,158,585
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	22,104	22,573,501
3.45%, 11/15/21 (Call 08/15/21)	2,508	2,548,362
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,347,993
3.90%, 02/01/25 (Call 11/01/24)	907	955,053
Chevron Corp.
1.14%, 05/11/23	2,880	2,934,252
1.55%, 05/11/25 (Call 04/11/25)	490	503,090
2.36%, 12/05/22 (Call 09/05/22)	10,275	10,738,323
2.41%, 03/03/22 (Call 01/03/22)	2,311	2,372,792
2.50%, 03/03/22 (Call 02/03/22)	4,155	4,299,838
2.57%, 05/16/23 (Call 03/16/23)	7,316	7,735,804
2.90%, 03/03/24 (Call 01/03/24)	4,422	4,766,359
3.19%, 06/24/23 (Call 03/24/23)	10,805	11,614,380
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	4,613	4,673,638
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	3,110	3,389,931
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	9,449	9,832,301
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	13,194	13,659,220
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	9,788	10,722,167
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	3,905	4,223,414
3.75%, 05/02/23	3,015	3,188,923
CNPC General Capital Ltd.
3.40%, 04/16/23(a)(b)	7,295	7,620,659
3.95%, 04/19/22(b)	250	260,328
Concho Resources Inc., 4.38%, 01/15/25 (Call 06/29/20)	1,325	1,357,927
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	4,153	4,290,008
3.35%, 11/15/24 (Call 08/15/24)	177	192,791
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	5,603	5,445,627
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	5,385	5,601,908
Ecopetrol SA
4.13%, 01/16/25	8,112	8,229,624
5.88%, 09/18/23	11,929	12,913,143
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	8,895	9,416,897
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	12,139	12,643,394
3.15%, 04/01/25 (Call 01/01/25)	910	987,585
Equinor ASA
2.45%, 01/17/23	9,789	10,171,924
2.65%, 01/15/24	9,254	9,760,283
2.75%, 11/10/21	3,859	3,976,194
2.88%, 04/06/25 (Call 03/06/25)	2,810	3,031,047

Security	Par (000)	Value

Oil & Gas (continued)
3.15%, 01/23/22	$8,881	$9,199,269
3.25%, 11/10/24	9,351	10,247,535
3.70%, 03/01/24	8,456	9,258,904
Exxon Mobil Corp.
1.57%, 04/15/23	2,445	2,513,082
1.90%, 08/16/22	6,006	6,193,789
2.02%, 08/16/24 (Call 07/16/24)	4,803	5,020,389
2.40%, 03/06/22 (Call 01/06/22)	7,154	7,405,608
2.71%, 03/06/25 (Call 12/06/24)	5,230	5,655,807
2.73%, 03/01/23 (Call 01/01/23)	10,179	10,716,558
2.99%, 03/19/25 (Call 02/19/25)	12,150	13,280,849
3.18%, 03/15/24 (Call 12/15/23)	4,643	5,055,043
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(b)	8,475	8,940,447
6.51%, 03/07/22(b)	6,950	7,466,955
GS Caltex Corp.
3.00%, 06/04/24(b)	850	862,661
3.88%, 06/27/23(b)	1,680	1,773,162
Harvest Operations Corp.
3.00%, 09/21/22(a)(b)	5,465	5,681,027
4.20%, 06/01/23 (Call 05/01/23)(a)(b)	7,663	8,307,763
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	20,834
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,359	1,321,805
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	1,880	1,893,674
4.00%, 04/15/24 (Call 01/15/24)	2,959	2,957,578
Korea National Oil Corp., 2.00%, 10/24/21(b)	660	667,235
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	10,744	10,411,034
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	2,404	2,498,821
4.50%, 05/01/23 (Call 04/01/23)	4,002	4,260,192
4.70%, 05/01/25 (Call 04/01/25)	1,645	1,819,764
4.75%, 12/15/23 (Call 10/15/23)	9,573	10,333,080
5.38%, 10/01/22 (Call 06/29/20)	265	267,127
Newfield Exploration Co.
5.63%, 07/01/24	1,596	1,453,018
5.75%, 01/30/22	3,677	3,548,417
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	3,128	3,091,308
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	4,574	4,400,407
Pertamina Persero PT
4.30%, 05/20/23(b)	9,475	9,853,635
4.88%, 05/03/22(b)	8,950	9,301,149
Petronas Capital Ltd., 3.13%, 03/18/22(b)	4,260	4,376,806
Phillips 66
3.70%, 04/06/23	279	297,541
3.85%, 04/09/25 (Call 03/09/25)	5,975	6,573,398
4.30%, 04/01/22	21,881	23,207,045
Reliance Holding USA Inc., 5.40%, 02/14/22(b)	5,000	5,243,200
Reliance Industries Ltd., 4.13%, 01/28/25(b)	6,035	6,393,044
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)	7,230	7,375,114
2.88%, 04/16/24(b)	12,565	13,011,257
Shell International Finance BV
1.75%, 09/12/21	10,288	10,442,320
2.00%, 11/07/24 (Call 10/07/24)	6,121	6,363,839
2.25%, 01/06/23	7,657	7,983,266
2.38%, 08/21/22	3,351	3,477,129
2.38%, 04/06/25 (Call 03/06/25)	457	485,989
3.25%, 05/11/25	7,064	7,807,887
3.40%, 08/12/23	3,239	3,506,008

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 11/13/23 (Call 10/13/23)(a)	$8,760	$9,543,210
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	4,091	4,221,799
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	9,670	10,103,919
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)(b)	5,660	6,171,370
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	5,590	6,131,168
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	8,225	8,255,771
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(a)(b)	8,860	9,045,075
3.00%, 04/12/22(b)	6,435	6,597,860
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24 (Call 07/08/24)(b)	5,520	5,667,494
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	5,450	5,617,532
3.75%, 09/12/23(b)	1,603	1,711,956
Suncor Energy Inc.
2.80%, 05/15/23	6,140	6,291,637
3.10%, 05/15/25 (Call 04/15/25)	391	409,147
3.60%, 12/01/24 (Call 09/01/24)	3,828	4,041,064
9.25%, 10/15/21	6,830	7,363,374
Total Capital Canada Ltd., 2.75%, 07/15/23	6,646	7,037,410
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	2,026	2,055,098
2.43%, 01/10/25 (Call 10/10/24)	5,058	5,324,399
2.70%, 01/25/23	3,260	3,423,300
2.75%, 06/19/21	8,799	8,983,591
2.88%, 02/17/22	10,827	11,213,754
3.70%, 01/15/24	3,754	4,125,965
3.75%, 04/10/24	8,189	9,035,286
Total Capital SA, 4.25%, 12/15/21	665	699,282
Valero Energy Corp.
2.70%, 04/15/23	5,585	5,779,368
2.85%, 04/15/25 (Call 03/15/25)	5,679	5,967,149
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	3,990	4,138,858

		785,651,275

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	10,653	11,031,194
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	2,715	2,783,088
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	5,934	6,017,445
3.50%, 08/01/23 (Call 05/01/23)	4,979	5,129,771
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	2,880	2,830,715
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	11,936	12,117,953
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	84	86,448
3.75%, 05/01/24 (Call 04/01/24)(b)	9,577	10,051,027
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	3,688	3,725,608
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	2,046	2,079,980
3.65%, 12/01/23 (Call 09/01/23)	8,823	9,339,143
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	305	303,717

		65,496,089

Security	Par (000)	Value

Packaging & Containers — 0.1%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	$1,548	$1,658,377
4.50%, 11/01/23 (Call 08/01/23)(a)	2,118	2,331,684
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	70	72,746
4.90%, 03/01/22	614	647,212
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	4,899	5,040,699
3.75%, 03/15/25 (Call 01/15/25)	107	116,134

		9,866,852

Pharmaceuticals — 5.4%
AbbVie Inc.
2.15%, 11/19/21(b)	15,098	15,366,399
2.30%, 11/21/22(b)	17,421	17,973,530
2.60%, 11/21/24 (Call 10/21/24)(b)	25,035	26,352,142
2.80%, 03/15/23 (Call 12/15/22)(b)	325	336,761
2.85%, 05/14/23 (Call 03/14/23)	3,058	3,218,550
2.90%, 11/06/22(a)	14,744	15,432,373
3.20%, 11/06/22 (Call 09/06/22)	7,653	8,042,933
3.25%, 10/01/22 (Call 07/01/22)(b)	9,699	10,154,648
3.38%, 11/14/21	9,378	9,749,491
3.45%, 03/15/22 (Call 01/15/22)(b)	27,177	28,252,368
3.60%, 05/14/25 (Call 02/14/25)	470	517,782
3.75%, 11/14/23 (Call 10/14/23)(a)	7,611	8,278,090
3.80%, 03/15/25 (Call 12/15/24)(b)	320	353,115
3.85%, 06/15/24 (Call 03/15/24)(b)	5,002	5,466,351
5.00%, 12/15/21 (Call 09/16/21)(b)	50	52,626
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	150	153,321
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	8,742	9,334,892
3.50%, 11/15/21 (Call 06/18/20)(a)	6,108	6,332,835
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	5,229	5,396,192
3.50%, 08/17/23 (Call 07/17/23)	8,316	9,003,488
Bayer U.S. Finance II LLC
2.75%, 07/15/21(b)	548	558,960
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	4,281	4,564,747
3.50%, 06/25/21 (Call 05/25/21)(a)(b)	3,291	3,362,974
3.88%, 12/15/23 (Call 11/15/23)(b)	29,815	32,158,282
Bayer U.S. Finance LLC
3.00%, 10/08/21(a)(b)	1,901	1,957,560
3.38%, 10/08/24(a)(b)	5,054	5,408,121
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	23,939	24,864,721
3.13%, 11/08/21	4,116	4,240,925
3.36%, 06/06/24 (Call 04/06/24)	8,306	8,964,269
3.73%, 12/15/24 (Call 09/15/24)	6,421	7,053,916
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	1,882	1,920,869
2.25%, 08/15/21(b)	2,630	2,683,178
2.60%, 05/16/22(b)	5,780	6,014,201
2.75%, 02/15/23 (Call 01/15/23)(b)	4,681	4,916,934
2.90%, 07/26/24 (Call 06/26/24)(b)	19,591	21,140,400
3.25%, 08/15/22(b)	7,339	7,752,253
3.25%, 02/20/23 (Call 01/20/23)(b)	8,017	8,556,629
3.25%, 11/01/23(a)	550	596,552
3.55%, 08/15/22(b)	11,502	12,206,065
3.63%, 05/15/24 (Call 02/15/24)(b)	7,063	7,762,871
4.00%, 08/15/23(b)	590	650,475
7.15%, 06/15/23	2,710	3,226,640

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	$11,154	$11,444,446
3.08%, 06/15/24 (Call 04/15/24)	2,196	2,311,490
3.20%, 06/15/22	7,802	8,061,972
3.20%, 03/15/23	2,623	2,749,771
3.50%, 11/15/24 (Call 08/15/24)(a)	1,116	1,194,351
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	4,489	4,732,088
3.05%, 11/30/22 (Call 10/31/22)(b)	3,355	3,513,840
3.25%, 04/15/25 (Call 01/15/25)(b)	2,315	2,505,458
3.40%, 09/17/21	15,582	16,118,261
3.50%, 06/15/24 (Call 03/17/24)(a)(b)	4,298	4,648,064
3.75%, 07/15/23 (Call 06/15/23)	13,234	14,381,826
3.90%, 02/15/22(b)	11,686	12,258,739
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	8,501	8,975,539
2.75%, 12/01/22 (Call 09/01/22)	10,466	10,905,954
3.38%, 08/12/24 (Call 05/12/24)(a)	3,303	3,553,352
3.50%, 07/20/22 (Call 05/20/22)	7,864	8,287,962
3.70%, 03/09/23 (Call 02/09/23)	43,695	46,827,044
4.00%, 12/05/23 (Call 09/05/23)	9,345	10,187,876
4.10%, 03/25/25 (Call 01/25/25)(a)	22,831	25,493,734
4.75%, 12/01/22 (Call 09/01/22)	7,175	7,751,193
5.00%, 12/01/24 (Call 09/01/24)(a)	1,315	1,477,022
Eli Lilly & Co., 2.35%, 05/15/22(a)	3,829	3,924,699
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	1,409	1,452,595
3.25%, 03/19/25 (Call 12/19/24)(b)	6,253	6,708,614
Express Scripts Holding Co., 3.50%, 06/15/24 (Call 03/17/24)	560	599,559
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	8,340	8,853,550
3.38%, 05/15/23	5,285	5,690,019
3.63%, 05/15/25	598	679,042
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	19,432	20,317,829
2.88%, 06/01/22 (Call 05/01/22)	15,249	15,918,352
3.00%, 06/01/24 (Call 05/01/24)	5,275	5,719,295
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	1,479	1,540,291
2.25%, 03/03/22 (Call 02/03/22)(a)	9,420	9,694,036
2.45%, 12/05/21	2,005	2,066,384
2.63%, 01/15/25 (Call 11/15/24)(a)	3,451	3,767,699
3.38%, 12/05/23(a)	2,621	2,901,007
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	5,896	6,095,996
2.85%, 03/15/23 (Call 12/15/22)	7,595	7,952,363
3.80%, 03/15/24 (Call 12/15/23)(a)	1,784	1,942,692
Merck & Co. Inc.
2.35%, 02/10/22	3,326	3,434,565
2.40%, 09/15/22 (Call 06/15/22)(a)	3,003	3,127,325
2.75%, 02/10/25 (Call 11/10/24)(a)	12,304	13,467,763
2.80%, 05/18/23(a)	14,486	15,484,531
2.90%, 03/07/24 (Call 02/07/24)(a)	7,525	8,148,196
Mylan Inc.
3.13%, 01/15/23(b)	4,205	4,282,366
4.20%, 11/29/23 (Call 08/29/23)	1,762	1,873,492
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)(a)	14,843	15,115,983
3.75%, 12/15/20 (Call 11/15/20)	471	475,824

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$4,761	$4,977,684
2.40%, 05/17/22 (Call 04/17/22)	13,185	13,658,931
2.40%, 09/21/22	3,901	4,071,866
3.40%, 05/06/24	8,981	9,896,296
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	210	209,370
3.90%, 12/15/24 (Call 09/15/24)	6,166	6,420,771
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	3,285	3,283,595
2.20%, 12/15/21(a)	6,706	6,922,949
2.80%, 03/11/22(a)	10,524	10,972,562
2.95%, 03/15/24 (Call 02/15/24)(a)	6,605	7,258,436
3.00%, 09/15/21	5,273	5,496,328
3.00%, 06/15/23	7,242	7,790,819
3.20%, 09/15/23 (Call 08/15/23)	3,850	4,215,252
3.40%, 05/15/24	2,332	2,600,920
5.80%, 08/12/23	1,579	1,847,191
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	7,434	8,060,116
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	33,190	33,832,890
2.88%, 09/23/23 (Call 07/23/23)	9,483	10,003,350
Takeda Pharmaceutical Co. Ltd.
2.45%, 01/18/22 (Call 12/17/21)(a)(b)	1,667	1,696,887
4.00%, 11/26/21 (Call 10/26/21)	6,565	6,864,904
4.40%, 11/26/23 (Call 10/26/23)	10,890	12,099,911
Wyeth LLC
6.45%, 02/01/24	3,397	4,097,874
7.25%, 03/01/23(a)	860	1,020,304
Zeneca Wilmington Inc., 7.00%, 11/15/23	270	314,612
Zoetis Inc.
3.25%, 08/20/21	2,973	3,053,492
3.25%, 02/01/23 (Call 11/01/22)(a)	12,613	13,169,680

		912,780,468

Pipelines — 2.8%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	520	496,336
4.95%, 12/15/24 (Call 09/15/24)	5,207	5,051,777
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	6,443	7,052,344
7.00%, 06/30/24 (Call 01/01/24)	8,883	9,876,558
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,355	2,576,032
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	2,181	2,029,029
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	752	775,164
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	5,057	5,207,838
2.90%, 07/15/22 (Call 06/15/22)	7,525	7,736,127
3.50%, 06/10/24 (Call 03/10/24)	4,338	4,631,959
4.00%, 10/01/23 (Call 07/01/23)	2,717	2,927,746
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	205	204,415
3.60%, 02/01/23 (Call 11/01/22)	9,965	10,204,046
4.05%, 03/15/25 (Call 12/15/24)	7,379	7,740,505
4.25%, 03/15/23 (Call 12/15/22)	4,343	4,504,458
4.50%, 04/15/24 (Call 03/15/24)	10,191	10,736,207
4.65%, 06/01/21 (Call 03/01/21)	5,788	5,883,728
4.90%, 02/01/24 (Call 11/01/23)	977	1,040,807
5.20%, 02/01/22 (Call 11/01/21)	13,430	13,990,632

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.88%, 01/15/24 (Call 10/15/23)	$1,630	$1,779,557
7.60%, 02/01/24 (Call 11/01/23)	680	766,518
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	11,130	11,573,222
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,585	1,661,825
5.00%, 10/01/22 (Call 07/01/22)	2,694	2,805,144
5.88%, 03/01/22 (Call 12/01/21)	7,026	7,401,807
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	28,151	29,823,154
3.50%, 02/01/22	7,958	8,306,492
3.75%, 02/15/25 (Call 11/15/24)	4,957	5,451,394
3.90%, 02/15/24 (Call 11/15/23)(a)	3,257	3,554,270
4.05%, 02/15/22	4,824	5,039,422
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	2,060	1,803,015
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	4,003	3,967,337
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	2,395	2,503,762
3.50%, 09/01/23 (Call 06/01/23)	3,312	3,502,537
3.95%, 09/01/22 (Call 06/01/22)(a)	13,074	13,749,347
4.15%, 03/01/22	1,099	1,151,403
4.15%, 02/01/24 (Call 11/01/23)	3,233	3,491,685
4.25%, 09/01/24 (Call 06/01/24)	5,417	5,927,360
4.30%, 05/01/24 (Call 02/01/24)	4,402	4,791,053
5.00%, 10/01/21 (Call 07/01/21)	3,271	3,393,163
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	15,757	16,429,811
5.63%, 11/15/23 (Call 08/15/23)(b)	5,003	5,629,761
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	4,901	4,918,730
3.90%, 04/01/24 (Call 03/01/24)(b)	3,552	3,650,474
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	10,879	11,197,455
3.50%, 12/01/22 (Call 11/01/22)	3,578	3,605,970
4.00%, 02/15/25 (Call 11/15/24)	3,248	3,327,198
4.50%, 07/15/23 (Call 04/15/23)	4,195	4,405,781
4.88%, 12/01/24 (Call 09/01/24)	6,675	7,072,443
5.25%, 01/15/25 (Call 01/15/21)	325	336,087
6.25%, 10/15/22 (Call 06/15/20)	50	49,981
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)(b)	1,433	1,459,443
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	4,510	4,465,446
4.25%, 02/01/22 (Call 11/01/21)	5,669	5,824,836
7.50%, 09/01/23 (Call 06/01/23)	1,265	1,418,483
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	9,211	9,290,612
4.90%, 03/15/25 (Call 12/15/24)	391	409,438
5.00%, 09/15/23 (Call 06/15/23)	453	480,174
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	3,213	3,164,012
3.61%, 02/15/25 (Call 11/15/24)	1,185	1,228,307
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	3,075	2,976,454
3.60%, 11/01/24 (Call 08/01/24)	4,120	4,111,383
3.65%, 06/01/22 (Call 03/01/22)	4,125	4,132,809
3.85%, 10/15/23 (Call 07/15/23)	3,710	3,732,942
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	15,867	17,164,722
5.63%, 03/01/25 (Call 12/01/24)	1,917	2,138,759

Security	Par (000)	Value

Pipelines (continued)
5.75%, 05/15/24 (Call 02/15/24)	$8,096	$8,954,883
6.25%, 03/15/22 (Call 12/15/21)	12,287	13,068,872
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	130	122,544
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	1,730	1,877,506
4.75%, 03/15/24 (Call 12/15/23)	6,610	7,306,229
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	50,820
4.25%, 04/01/24 (Call 01/01/24)	812	846,843
4.65%, 02/15/22(a)	1,425	1,472,868
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	5,320	5,381,575
TransCanada PipeLines Ltd.
2.50%, 08/01/22	12,690	12,966,957
3.75%, 10/16/23 (Call 07/16/23)	2,829	3,039,330
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,437	2,516,512
3.60%, 03/15/22 (Call 01/15/22)	20,005	20,583,460
3.70%, 01/15/23 (Call 10/15/22)	7,284	7,595,174
3.90%, 01/15/25 (Call 10/15/24)	4,944	5,290,098
4.00%, 11/15/21 (Call 08/15/21)	1,624	1,672,096
4.30%, 03/04/24 (Call 12/04/23)	9,662	10,390,943
4.50%, 11/15/23 (Call 08/15/23)	1,293	1,389,240
4.55%, 06/24/24 (Call 03/24/24)	8,099	8,793,269
7.88%, 09/01/21	3,245	3,496,129

		464,546,034

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	1,260	1,346,431

Real Estate — 0.0%
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	600	619,461
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.13%, 03/20/22 (Call 02/20/22)(a)(b)	812	820,306
Vonovia Finance BV, 5.00%, 10/02/23(b)	1,490	1,599,601

		3,039,368

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	1,018	1,120,817
3.90%, 06/15/23 (Call 03/15/23)	6,817	7,281,859
4.00%, 01/15/24 (Call 12/15/23)	7,484	8,129,196
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	1,460	1,465,834
4.13%, 07/01/24 (Call 04/01/24)	2,898	2,877,753
American Tower Corp.
2.25%, 01/15/22(a)	2,557	2,612,930
2.40%, 03/15/25 (Call 02/15/25)	200	210,273
2.95%, 01/15/25 (Call 12/15/24)(a)	3,670	3,918,571
3.00%, 06/15/23(a)	6,114	6,463,898
3.38%, 05/15/24 (Call 04/15/24)	6,522	7,040,055
3.45%, 09/15/21(a)	3,073	3,179,382
3.50%, 01/31/23	14,216	15,144,951
4.70%, 03/15/22	2,040	2,171,613
5.00%, 02/15/24(a)	5,544	6,310,953
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)(a)	235	240,218
3.50%, 11/15/24 (Call 08/15/24)	1,245	1,322,002

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.20%, 12/15/23 (Call 09/16/23)	$6,215	$6,682,890
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	575	601,084
3.20%, 01/15/25 (Call 10/15/24)	690	724,027
3.80%, 02/01/24 (Call 11/01/23)(a)	2,676	2,852,544
3.85%, 02/01/23 (Call 11/01/22)(a)	19,853	21,091,408
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	763	779,867
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	6,749	6,679,212
3.65%, 06/15/24 (Call 04/15/24)(a)	1,024	1,016,559
3.85%, 02/01/25 (Call 11/01/24)	5,684	5,692,983
3.88%, 08/15/22 (Call 06/15/22)	1,593	1,622,669
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	469	488,731
4.88%, 06/15/23 (Call 03/15/23)(a)	4,890	5,244,660
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	14,920	15,987,740
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,652	1,666,803
5.25%, 02/15/24 (Call 11/15/23)	591	623,375
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	3,105	3,150,370
3.15%, 07/15/23 (Call 06/15/23)	5,838	6,200,448
3.20%, 09/01/24 (Call 07/01/24)	1,724	1,846,753
4.88%, 04/15/22(a)	5,998	6,413,021
5.25%, 01/15/23	10,864	11,975,154
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)(a)	485	510,727
4.80%, 07/15/22 (Call 04/15/22)	50	52,031
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	2,523	2,535,438
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)(a)	625	640,083
3.63%, 10/01/22 (Call 07/03/22)(a)	6,449	6,694,059
3.95%, 07/01/22 (Call 05/01/22)	379	396,300
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)(a)	5,607	5,825,496
3.75%, 12/01/24 (Call 09/01/24)	419	447,196
3.88%, 10/15/22 (Call 07/15/22)	205	212,714
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	1,030	933,084
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	3,115	3,286,948
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	5,933	6,130,445
4.63%, 12/15/21 (Call 09/15/21)	4,093	4,287,390
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	1,872	1,932,982
3.38%, 01/15/23 (Call 10/15/22)(a)	210	215,614
3.63%, 08/15/22 (Call 05/15/22)	325	334,217
3.88%, 05/01/24 (Call 02/01/24)(a)	2,553	2,706,493
Federal Realty Investment Trust
2.75%, 06/01/23 (Call 03/01/23)	335	333,722
3.00%, 08/01/22 (Call 05/01/22)	317	317,987
3.95%, 01/15/24 (Call 10/15/23)	594	618,191
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	828	763,706
5.38%, 11/01/23 (Call 08/01/23)	2,151	2,156,227
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)(a)	1,195	1,203,592
3.40%, 02/01/25 (Call 11/01/24)	6,697	7,037,397

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 08/15/24 (Call 05/17/24)(a)	$7,176	$7,658,693
4.20%, 03/01/24 (Call 12/01/23)	2,786	2,923,607
4.25%, 11/15/23 (Call 08/15/23)	1,372	1,441,653
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)	439	451,931
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	1,288	1,276,688
Series C, 4.75%, 03/01/23 (Call 12/01/22)	530	531,992
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,792	1,766,269
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	2,007	2,010,949
3.80%, 01/15/23 (Call 10/15/22)	115	117,292
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,200	2,213,331
3.30%, 02/01/25 (Call 12/01/24)	2,681	2,712,509
3.40%, 11/01/22 (Call 09/01/22)(a)	942	972,633
Lexington Realty Trust
4.25%, 06/15/23 (Call 03/15/23)(a)	390	387,432
4.40%, 06/15/24 (Call 03/15/24)	121	119,415
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	629	647,637
4.30%, 10/15/23 (Call 07/15/23)	332	346,693
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	434	445,202
3.90%, 06/15/24 (Call 03/15/24)	1,746	1,803,257
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	4,561	4,500,556
4.15%, 02/01/22 (Call 12/01/21)	3,320	3,295,688
4.25%, 05/15/24 (Call 02/15/24)	3,320	3,095,005
4.50%, 02/01/25 (Call 11/01/24)	50	46,009
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	3,099	3,120,892
4.50%, 01/15/25 (Call 10/15/24)	624	629,884
4.95%, 04/01/24 (Call 01/01/24)	440	453,641
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	136	134,137
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,488	2,749,543
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	4,147	4,273,968
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	4,517	4,483,523
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)(a)	11,368	11,867,996
3.88%, 07/15/24 (Call 04/15/24)	2,329	2,476,281
3.88%, 04/15/25 (Call 02/15/25)	1,284	1,382,645
4.65%, 08/01/23 (Call 05/01/23)	1,915	2,070,378
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	265	270,007
Regency Centers LP, 3.75%, 06/15/24 (Call 03/15/24)	15	15,349
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23 (Call 09/15/23)	566	567,069
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)(a)	3,490	3,401,065
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(b)	8,389	8,541,371
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	7,795	7,543,368
2.35%, 01/30/22 (Call 10/30/21)(a)	3,659	3,664,818
2.50%, 07/15/21 (Call 04/15/21)(a)	1,231	1,237,700
2.63%, 06/15/22 (Call 03/15/22)(a)	2,745	2,769,946
2.75%, 02/01/23 (Call 11/01/22)(a)	2,269	2,291,700
2.75%, 06/01/23 (Call 03/01/23)(a)	13,168	13,250,329
3.38%, 10/01/24 (Call 07/01/24)(a)	4,332	4,421,179
3.75%, 02/01/24 (Call 11/01/23)(a)	8,695	8,937,171

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	$4,867	$4,797,984
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	5,414	5,321,019
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	943	954,831
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	1,440	1,315,155
3.88%, 12/01/23 (Call 09/01/23)	1,007	936,993
Trust Fibra Uno, 5.25%, 12/15/24 (Call 09/15/24)(b)	100	98,250
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	3,287	3,135,841
3.10%, 01/15/23 (Call 12/15/22)	498	494,279
3.13%, 06/15/23 (Call 03/15/23)(a)	9,239	9,331,351
3.50%, 04/15/24 (Call 03/15/24)(a)	9,186	9,115,726
3.50%, 02/01/25 (Call 11/01/24)	1,042	1,036,886
3.75%, 05/01/24 (Call 02/01/24)	1,484	1,488,558
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	2,984	3,009,662
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	3,961	3,974,766
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	3,317	3,192,684
WEA Finance LLC, 3.15%, 04/05/22 (Call 03/05/22)(a)(b)	635	634,870
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	7,640	7,607,788
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	570	577,615
3.50%, 04/15/23 (Call 01/15/23)	1,479	1,494,692
4.45%, 01/15/24 (Call 10/15/23)	135	140,869
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	8,408	8,612,905
3.75%, 03/15/23 (Call 12/15/22)(a)	1,418	1,465,458
3.95%, 09/01/23 (Call 08/01/23)(a)	11,131	11,539,834
4.50%, 01/15/24 (Call 10/15/23)	1,161	1,219,256
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(a)	1,073	1,100,945
4.63%, 09/15/23(a)	2,047	2,221,191
8.50%, 01/15/25(a)	1,205	1,500,850
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	2,722	2,880,168

		438,921,469

Retail — 1.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)(a)	282	293,889
4.50%, 12/01/23 (Call 09/01/23)(a)	8,621	9,218,140
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)(b)	2,273	2,321,287
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	3,177	3,196,422
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	105	108,207
3.13%, 07/15/23 (Call 04/15/23)(a)	867	917,058
3.13%, 04/18/24 (Call 03/18/24)(a)	8,901	9,330,534
3.25%, 04/15/25 (Call 01/15/25)(a)	439	470,118
3.63%, 04/15/25 (Call 03/15/25)	5,753	6,302,309
3.70%, 04/15/22 (Call 01/15/22)(a)	4,455	4,666,849
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	3,101	3,214,573
2.75%, 05/18/24 (Call 03/18/24)(a)	4,993	5,409,661
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	4,673	4,970,342
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	13,846	14,771,580
4.00%, 05/15/25 (Call 03/15/25)	4,119	4,539,365

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	$7,593	$7,922,010
2.70%, 04/01/23 (Call 01/01/23)	7,739	8,185,011
3.25%, 03/01/22	6,012	6,318,238
3.75%, 02/15/24 (Call 11/15/23)(a)	6,421	7,120,471
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)(a)	5,325	5,543,439
3.13%, 09/15/24 (Call 06/15/24)	4,190	4,532,039
3.80%, 11/15/21 (Call 08/15/21)	3,840	3,994,493
3.88%, 09/15/23 (Call 06/15/23)(a)	4,318	4,745,398
4.00%, 04/15/25 (Call 03/15/25)(a)	5,664	6,406,369
McDonald’s Corp.
2.63%, 01/15/22(a)	6,295	6,508,391
3.25%, 06/10/24(a)	1,643	1,812,614
3.30%, 07/01/25 (Call 06/01/25)	880	971,876
3.35%, 04/01/23 (Call 03/01/23)(a)	20,724	22,305,698
3.38%, 05/26/25 (Call 02/26/25)	3,767	4,154,039
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(a)	893	875,878
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)(a)	576	593,023
3.85%, 06/15/23 (Call 03/15/23)(a)	245	254,153
4.63%, 09/15/21 (Call 06/15/21)	292	303,542
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)(a)	1,180	1,241,683
4.60%, 04/15/25 (Call 03/15/25)	5,609	6,255,989
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(a)(b)	980	996,251
Starbucks Corp.
1.30%, 05/07/22	421	426,477
2.70%, 06/15/22 (Call 04/15/22)(a)	9,313	9,683,696
3.10%, 03/01/23 (Call 02/01/23)(a)	15,035	15,972,924
3.85%, 10/01/23 (Call 07/01/23)	942	1,027,129
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	7,584	8,106,426
2.90%, 01/15/22(a)	6,782	7,073,898
3.50%, 07/01/24(a)	3,871	4,311,341
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	3,216	3,336,828
2.75%, 06/15/21 (Call 04/15/21)	1,023	1,041,694
3.50%, 04/15/25 (Call 03/15/25)	5,305	5,914,350
Walgreen Co., 3.10%, 09/15/22(a)	11,566	12,079,839
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	1,865	1,919,383
3.80%, 11/18/24 (Call 08/18/24)(a)	7,305	7,883,996
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	10,755	11,272,087
2.55%, 04/11/23 (Call 01/11/23)(a)	11,374	11,983,284
2.65%, 12/15/24 (Call 10/15/24)(a)	10,445	11,291,085
2.85%, 07/08/24 (Call 06/08/24)	8,071	8,750,658
3.30%, 04/22/24 (Call 01/22/24)(a)	7,027	7,676,166
3.40%, 06/26/23 (Call 05/26/23)	12,126	13,141,868

		313,664,068

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	380	407,612
Nationwide Building Society
2.00%, 01/27/23(b)	2,475	2,528,191
3.62%, 04/26/23 (Call 04/26/22)(b)(c)	5,607	5,771,753
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	9,467	9,929,121
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	1,160	1,241,945

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans (continued)
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	$3,234	$3,366,513

		23,245,135

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	498	555,775
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)(a)	5,765	5,919,193
2.88%, 06/01/23 (Call 03/01/23)(a)	985	1,034,316
2.95%, 04/01/25 (Call 03/01/25)	269	286,527
3.13%, 12/05/23 (Call 10/05/23)(a)	8,082	8,619,868
Applied Materials Inc., 4.30%, 06/15/21	3,525	3,663,815
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	13,545	13,975,109
3.00%, 01/15/22 (Call 12/15/21)	290	295,454
3.13%, 01/15/25 (Call 11/15/24)(a)	5,866	6,062,965
3.63%, 01/15/24 (Call 11/15/23)	13,955	14,682,695
Broadcom Inc.
2.25%, 11/15/23(b)	25,610	25,934,781
3.13%, 10/15/22(a)(b)	19,658	20,301,440
3.15%, 11/15/25 (Call 10/15/25)(b)	5,290	5,491,732
3.63%, 10/15/24 (Call 09/15/24)(a)(b)	7,144	7,583,109
4.70%, 04/15/25 (Call 03/15/25)(b)	5,813	6,360,403
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	4,567	4,750,346
2.70%, 12/15/22(a)	15,129	15,969,579
2.88%, 05/11/24 (Call 03/11/24)	7,858	8,517,552
3.10%, 07/29/22(a)	3,281	3,472,195
3.30%, 10/01/21	18,474	19,224,264
3.40%, 03/25/25 (Call 02/25/25)	5,117	5,749,257
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	10,500	11,845,240
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	2,783	2,844,854
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	3,355	3,546,949
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	4,089	4,234,535
Microchip Technology Inc.
3.92%, 06/01/21(a)	2,010	2,043,178
4.33%, 06/01/23 (Call 05/01/23)	7,851	8,224,362
Micron Technology Inc.
2.50%, 04/24/23	125	128,380
4.64%, 02/06/24 (Call 01/06/24)(a)	4,851	5,329,846
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	9,879	10,082,896
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)(b)	9,297	9,740,274
4.13%, 06/01/21(a)(b)	1,620	1,666,915
4.63%, 06/15/22(b)	3,768	3,966,046
4.63%, 06/01/23(a)(b)	9,137	9,851,580
4.88%, 03/01/24 (Call 02/01/24)(b)	5,378	5,945,876
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	495	510,046
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	14,674	15,402,097
2.90%, 05/20/24 (Call 03/20/24)(a)	9,779	10,521,427
3.00%, 05/20/22(a)	15,221	15,970,432
3.45%, 05/20/25 (Call 02/20/25)	171	190,130
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	248	254,913
1.85%, 05/15/22 (Call 04/15/22)	3,184	3,266,574
2.25%, 05/01/23 (Call 02/01/23)	2,515	2,658,938
2.63%, 05/15/24 (Call 03/15/24)(a)	1,766	1,888,918

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	$4,042	$4,307,357

		312,872,138

Software — 1.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)(a)	5,518	5,618,067
2.60%, 06/15/22 (Call 05/15/22)	6,769	7,004,085
Adobe Inc.
1.70%, 02/01/23	3,469	3,584,957
1.90%, 02/01/25 (Call 01/01/25)	3,588	3,801,030
3.25%, 02/01/25 (Call 11/01/24)(a)	1,800	1,999,827
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	1,100	1,145,429
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)(a)	350	356,997
4.50%, 08/15/23 (Call 05/15/23)	530	551,210
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	986	1,084,411
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	7,140	7,607,682
3.88%, 06/05/24 (Call 03/05/24)(a)	475	523,362
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	14,272	15,172,509
3.50%, 10/01/22 (Call 07/01/22)(a)	3,338	3,533,865
3.80%, 10/01/23 (Call 09/01/23)	6,696	7,286,399
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	731	741,174
2.00%, 08/08/23 (Call 06/08/23)(a)	4,811	5,046,675
2.13%, 11/15/22(a)	1,651	1,729,407
2.38%, 02/12/22 (Call 01/12/22)	7,325	7,576,497
2.38%, 05/01/23 (Call 02/01/23)	9,212	9,700,570
2.40%, 02/06/22 (Call 01/06/22)(a)	15,356	15,880,515
2.65%, 11/03/22 (Call 09/03/22)	4,405	4,640,033
2.70%, 02/12/25 (Call 11/12/24)(a)	4,389	4,799,291
2.88%, 02/06/24 (Call 12/06/23)	17,574	19,037,655
3.63%, 12/15/23 (Call 09/15/23)	14,571	16,162,574
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	4,242	4,315,409
2.40%, 09/15/23 (Call 07/15/23)	17,978	18,957,574
2.50%, 05/15/22 (Call 03/15/22)	34,559	35,762,246
2.50%, 10/15/22	18,359	19,231,632
2.50%, 04/01/25 (Call 03/01/25)	6,000	6,379,346
2.63%, 02/15/23 (Call 01/15/23)(a)	11,857	12,502,109
2.80%, 07/08/21	2,963	3,042,305
2.95%, 11/15/24 (Call 09/15/24)	14,291	15,500,638
2.95%, 05/15/25 (Call 02/15/25)	230	250,265
3.40%, 07/08/24 (Call 04/08/24)(a)	2,810	3,085,019
3.63%, 07/15/23	6,931	7,563,534
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	12,210	13,134,055
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)(a)	10,464	10,787,123
4.50%, 05/15/25 (Call 04/15/25)	195	210,689

		295,306,165

Telecommunications — 2.2%
America Movil SAB de CV, 3.13%, 07/16/22	1,622	1,668,124
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	2,484	2,567,495
3.00%, 02/15/22	3,568	3,698,385
3.00%, 06/30/22 (Call 04/30/22)	13,087	13,582,028
3.20%, 03/01/22 (Call 02/01/22)	6,101	6,319,016
3.40%, 06/15/22	1,709	1,786,633

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 05/15/25 (Call 02/15/25)(a)	$575	$620,862
3.55%, 06/01/24 (Call 03/01/24)(a)	2,523	2,718,458
3.60%, 02/17/23 (Call 12/17/22)(a)	25,831	27,454,821
3.80%, 03/15/22(a)	6,007	6,310,081
3.80%, 03/01/24 (Call 01/01/24)(a)	8,775	9,489,435
3.88%, 08/15/21(a)	7,612	7,896,067
3.90%, 03/11/24 (Call 12/11/23)	7,633	8,266,314
3.95%, 01/15/25 (Call 10/15/24)	5,427	5,946,544
4.00%, 01/15/22(a)	7,900	8,303,739
4.05%, 12/15/23(a)	3,510	3,845,212
4.45%, 04/01/24 (Call 01/01/24)(a)	9,490	10,477,109
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	325	341,461
5.35%, 05/20/24(a)(b)	5,000	5,269,707
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	8,805	9,606,417
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	18,102	18,440,679
2.20%, 09/20/23 (Call 07/20/23)(a)	3,828	4,069,562
2.60%, 02/28/23(a)	1,152	1,228,931
3.00%, 06/15/22	2,851	3,007,998
3.63%, 03/04/24	5,752	6,425,137
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)(a)	2,094	2,168,736
3.70%, 11/15/23 (Call 08/15/23)	2,000	2,113,377
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(a)(b)	700	718,691
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(a)(b)	315	328,289
Juniper Networks Inc., 4.50%, 03/15/24(a)	4,959	5,414,788
KT Corp., 2.63%, 08/07/22(b)	400	410,017
Motorola Solutions Inc.
3.50%, 03/01/23	827	864,886
3.75%, 05/15/22(a)	3,050	3,186,583
4.00%, 09/01/24	2,854	3,104,626
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	8,270	8,547,045
Orange SA, 4.13%, 09/14/21	7,262	7,608,536
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	1,475	1,562,539
4.10%, 10/01/23 (Call 07/01/23)(a)	7,952	8,843,789
SES SA, 3.60%, 04/04/23(a)(b)	5,250	5,200,951
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	450	478,885
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	7,220	7,849,282
Telstra Corp. Ltd.
3.13%, 04/07/25 (Call 01/07/25)(b)	1,124	1,204,211
4.80%, 10/12/21(b)	2,961	3,109,196
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	18,116	19,373,250
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	10,837	11,326,010
2.95%, 03/15/22	3,916	4,087,824
3.13%, 03/16/22(a)	15,646	16,423,075
3.38%, 02/15/25(a)	18,114	20,053,457
3.50%, 11/01/24 (Call 08/01/24)	8,410	9,254,911
4.15%, 03/15/24 (Call 12/15/23)(a)	3,490	3,887,493
5.15%, 09/15/23	20,358	23,236,203
Vodafone Group PLC
2.50%, 09/26/22(a)	1,094	1,130,708
2.95%, 02/19/23	2,934	3,088,700
3.75%, 01/16/24(a)	18,777	20,415,438

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 05/30/25	$6,757	$7,627,561

		371,959,272

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	6,571	6,986,072

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22(a)	2,240	2,294,400
3.00%, 11/19/24 (Call 10/19/24)	4,676	4,765,721

		7,060,121

Transportation — 1.3%
AP Moller - Maersk A/S, 3.75%, 09/22/24 (Call 06/22/24)(a)(b)	350	354,600
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,781	2,937,704
3.00%, 04/01/25 (Call 01/01/25)(a)	3,412	3,776,529
3.05%, 03/15/22 (Call 12/15/21)	1,788	1,858,856
3.05%, 09/01/22 (Call 06/01/22)(a)	5,384	5,645,177
3.40%, 09/01/24 (Call 06/01/24)(a)	7,480	8,246,669
3.45%, 09/15/21 (Call 06/15/21)	4,206	4,332,536
3.75%, 04/01/24 (Call 01/01/24)(a)	2,495	2,755,445
3.85%, 09/01/23 (Call 06/01/23)	3,363	3,673,311
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	540	551,204
2.85%, 12/15/21 (Call 09/15/21)(a)	3,408	3,489,192
2.95%, 11/21/24 (Call 08/21/24)	660	703,479
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)(a)	4,201	4,504,697
4.50%, 01/15/22	760	798,073
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)(a)	2,588	2,834,683
3.70%, 11/01/23 (Call 08/01/23)(a)	6,237	6,785,540
4.25%, 06/01/21 (Call 03/01/21)	1,605	1,642,553
FedEx Corp.
2.63%, 08/01/22(a)	3,771	3,930,016
2.70%, 04/15/23	2,537	2,648,116
3.20%, 02/01/25(a)	9,707	10,551,993
3.40%, 01/14/22(a)	3,783	3,942,862
3.80%, 05/15/25 (Call 04/15/25)	129	141,688
4.00%, 01/15/24(a)	3,150	3,485,373
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	327	340,199
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	1,165	1,188,457
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	2,837	2,985,510
3.00%, 04/01/22 (Call 01/01/22)	792	818,401
3.25%, 12/01/21 (Call 09/01/21)	2,399	2,471,697
3.85%, 01/15/24 (Call 10/15/23)	1,570	1,714,045
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	3,845	3,883,450
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)(a)	540	542,089
2.50%, 09/01/22 (Call 08/01/22)	1,745	1,766,687
2.50%, 09/01/24 (Call 08/01/24)(a)	2,835	2,867,504
2.80%, 03/01/22 (Call 02/01/22)(a)	540	550,388
2.88%, 06/01/22 (Call 05/01/22)	4,594	4,676,808
3.40%, 03/01/23 (Call 02/01/23)(a)	3,898	4,018,370
3.45%, 11/15/21 (Call 10/15/21)(a)	1,023	1,045,031
3.50%, 06/01/21	1,708	1,729,048
3.65%, 03/18/24 (Call 02/18/24)(a)	9,884	10,384,465

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 06/09/23 (Call 05/09/23)(a)	$6,737	$7,042,595
3.88%, 12/01/23 (Call 11/01/23)	1,747	1,845,692
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	5,222	5,490,122
2.95%, 03/01/22	4,707	4,903,906
2.95%, 01/15/23 (Call 10/15/22)	1,428	1,498,827
3.15%, 03/01/24 (Call 02/01/24)(a)	3,253	3,503,587
3.20%, 06/08/21	6,362	6,527,341
3.25%, 01/15/25 (Call 10/15/24)	297	323,495
3.50%, 06/08/23 (Call 05/08/23)	10,860	11,699,976
3.65%, 02/15/24 (Call 11/15/23)	911	990,612
3.75%, 03/15/24 (Call 12/15/23)	1,038	1,133,130
4.16%, 07/15/22 (Call 04/15/22)(a)	2,175	2,313,737
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	13,739	14,505,369
2.35%, 05/16/22 (Call 04/16/22)(a)	3,742	3,859,120
2.45%, 10/01/22	4,224	4,404,665
2.50%, 04/01/23 (Call 03/01/23)(a)	14,284	15,008,665
2.80%, 11/15/24 (Call 09/15/24)(a)	3,417	3,639,562
3.90%, 04/01/25 (Call 03/01/25)	737	837,636

		210,100,482

Trucking & Leasing — 0.5%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(a)(b)	5,835	4,901,701
3.88%, 05/01/23 (Call 04/01/23)(b)	10,312	8,250,743
4.38%, 01/30/24 (Call 12/30/23)(b)	65	51,912
DAE Funding LLC
4.50%, 08/01/22 (Call 06/29/20)(b)	360	322,114
5.00%, 08/01/24 (Call 08/01/20)(b)	2,068	1,726,780
5.25%, 11/15/21 (Call 10/15/21)(b)	1,079	1,014,260
5.75%, 11/15/23 (Call 11/15/20)(b)	1,929	1,702,342
GATX Corp.
3.90%, 03/30/23(a)	2,146	2,241,959
4.35%, 02/15/24 (Call 01/15/24)(a)	3,780	4,089,001
4.75%, 06/15/22(a)	722	757,526
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	10,230	10,339,474
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	1,762	1,784,559
3.38%, 02/01/22 (Call 12/01/21)(b)	3,160	3,215,242
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	5,254	5,457,516
3.65%, 07/29/21 (Call 06/29/21)(b)	9,154	9,304,550
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	5,644	5,946,852
3.95%, 03/10/25 (Call 01/10/25)(b)	65	69,200
4.13%, 08/01/23 (Call 07/01/23)(b)	3,308	3,495,015
4.25%, 01/17/23(b)	1,417	1,485,507
4.88%, 07/11/22(b)	2,467	2,599,235
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21(b)	2,330	2,304,760
3.00%, 07/15/22 (Call 06/15/22)(b)	5,800	5,757,517
3.55%, 04/15/24 (Call 03/15/24)(b)	4,820	4,824,437
4.13%, 07/15/23 (Call 06/15/23)(b)	5,665	5,733,533

		87,375,735

Security	Par/ Shares (000)	Value

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	$2,105	$2,315,828
3.85%, 03/01/24 (Call 12/01/23)	1,405	1,542,932

		3,858,760

Total Corporate Bonds & Notes — 94.3% (Cost: $15,355,089,552)		15,797,800,182

Foreign Government Obligations(g)

South Korea — 0.1%
Korea Gas Corp.
1.88%, 07/18/21(b)	2,360	2,377,393
2.75%, 07/20/22(b)	4,100	4,232,266
Korea Hydro & Nuclear Power Co. Ltd.
3.75%, 07/25/23(a)(b)	1,195	1,285,492
4.75%, 07/13/21(b)	1,220	1,266,872
Korea National Oil Corp., 3.25%, 07/10/24(b)	350	375,177
Korea Resources Corp., 3.00%, 04/24/22(b)	4,610	4,703,572

		14,240,772

United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	275	276,046

Total Foreign Government Obligations — 0.1% (Cost: $14,135,686)		14,516,818

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(h)(i)(j)	602,427	603,330,342
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(h)(i)	768,806	768,806,000

		1,372,136,342

Total Short-Term Investments — 8.2% (Cost: $1,371,253,100)		1,372,136,342

Total Investments in Securities — 102.6% (Cost: $16,740,478,338)		17,184,453,342

Other Assets, Less Liabilities — (2.6)%		(443,258,714)

Net Assets — 100.0%		$16,741,194,628

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	773,896	(171,469)	602,427	$603,330,342	$1,259,054	(b)	$(142,886)	$484,751
BlackRock Cash Funds: Treasury, SL Agency Shares	329,365	439,441	768,806	768,806,000	476,691		—	—

				$1,372,136,342	$1,735,745		$(142,886)	$484,751

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,797,800,182	$—	$15,797,800,182
Foreign Government Obligations	—	14,516,818	—	14,516,818
Money Market Funds	1,372,136,342	—	—	1,372,136,342

	$1,372,136,342	$15,812,317,000	$—	$17,184,453,342